JUNE  30,  2000

SEMI-ANNUAL

REPORT

CALVERT  TAX-FREE  RESERVES  VERMONT  MUNICIPAL  PORTFOLIO

CONTENTS

PRESIDENT'S  LETTER
1

PORTFOLIO
MANAGER  REMARKS
2

STATEMENT  OF
NET  ASSETS
4

STATEMENT  OF  OPERATIONS
6

STATEMENTS  OF  CHANGES  IN  NET  ASSETS
7

NOTES  TO
FINANCIAL  STATEMENTS
8

FINANCIAL  HIGHLIGHTS
11

DEAR  SHAREHOLDERS:

THE FIRST SIX MONTHS OF 2000 HAVE OFFERED MIXED MESSAGES ON GROWTH AND INTEREST RATES - AND SET A TONE OF CHALLENGE FOR INVESTORS AND FUND MANAGERS. STILL, CAUTION AND DISCIPLINE HAVE ALWAYS BEEN A KEYNOTE OF OUR MANAGER'S INVESTMENT STRATEGIES, AND INVESTOR CONFIDENCE IS OUR GOAL WHATEVER THE ECONOMIC CLIMATE. THE FIRST QUARTER OF THE YEAR CONTINUED MUCH AS 1999 LEFT OFF, WITH CONTINUED ECONOMIC EXPANSION, LOW INTEREST RATES, STRONG MARKET PERFORMANCE WITHIN CERTAIN EQUITY SECTORS, AND FLATTENED YIELD CURVES IN THE BOND MARKET AS SHORT-TERM INTEREST RATES ROSE EACH TIME THE FEDERAL FUNDS BENCHMARK WAS RAISED. THE SECOND QUARTER OF THE YEAR OFFERED INVESTORS A DIFFERENT PICTURE. ECONOMIC GROWTH APPEARED TO BE SLOWING AND SOME STOCK MARKET VALUATIONS PROVED UNSUSTAINABLE. AFTER A SERIES OF RATE INCREASES, THE FED MADE THE DECISION ON JUNE 28TH TO LEAVE ITS FED FUND RATES UNCHANGED AT 6.5% SINCE THE ECONOMY WAS FINALLY SLOWING.
WHETHER THE FED IS RIGHT, ONLY TIME AND KEY INDICATORS WILL TELL. CERTAINLY NO ONE IS RULING OUT THE POSSIBILITY OF FURTHER INTERVENTION LATER IN THE YEAR IF MORE CHECKS ON INFLATIONARY PRESSURE ARE NEEDED. IF SUCH ACTIONS PROVE NECESSARY, THE LONG-AWAITED BOND MARKET RECOVERY COULD BE SHORT-LIVED, WITH A RETURN TO FLATTENING YIELDS FOR THE INVESTOR. MEANWHILE, WALL STREET APPEARS CONFIDENT THAT THE ECONOMY IS IN FOR A SOFT LANDING - WITH SLOWER GROWTH IN CORPORATE PROFITS AND STABILIZED RETURNS ON EQUITY INVESTMENTS.
WHAT SHOULD ALL THIS SIGNAL TO THE REASONABLE INVESTOR? THAT INVESTOR DISCIPLINE AND THE NEED TO MAKE INFORMED DECISIONS IS AS IMPORTANT AS EVER BEFORE. AS ALWAYS, WE ENCOURAGE YOU TO MAKE DECISIONS BASED ON YOUR FINANCIAL OBLIGATIONS AND TOLERANCE FOR RISK. YOUR FINANCIAL PROFESSIONAL CAN SUGGEST STRATEGIES THAT CAN KEEP YOU ON TRACK TO MEET YOUR OBJECTIVES.
WE APPRECIATE YOUR INVESTMENT IN CALVERT GROUP FUNDS AND LOOK FORWARD TO WORKING WITH YOU TO ACHIEVE YOUR FINANCIAL GOALS.

SINCERELY,




BARBARA  J.  KRUMSIEK
PRESIDENT  AND  CEO
JULY  28,  2000

EMMETT  LONG  IS  A  MEMBER  OF  THE  CAMCO  PORTFOLIO  MANAGEMENT  TEAM.

CALVERT TAX-FREE RESERVES VERMONT MUNICIPAL PORTFOLIO SEEKS TO EARN THE HIGHEST LEVEL OF INTEREST INCOME EXEMPT FROM VERMONT AND FEDERAL INCOME TAXES AS IS CONSISTENT WITH PRUDENT INVESTMENT MANAGEMENT, PRESERVATION OF CAPITAL, AND THE QUALITY CHARACTERISTICS OF THE PORTFOLIO.

FUND
INFORMATION

ASSET  ALLOCATION
VERMONT  LONG-TERM
TAX-EXEMPT  BONDS

NASDAQ  SYMBOL
CGVTX

CUSIP  NUMBER
131620-70-0

CALVERT  TAX-FREE  RESERVES  VERMONT  MUNICIPAL
PORTFOLIO

HOW  WOULD  YOU  CHARACTERIZE  THE  INVESTMENT CLIMATE OVER THE PAST SIX MONTHS?
THE FIRST HALF OF THE YEAR WAS FILLED WITH UNCERTAINTY, DRIVEN BY RISING INTEREST RATES AND SCARCITY OF SUPPLY. VERMONT HAS ALWAYS BEEN A CHALLENGE BECAUSE OF THE LACK OF ISSUES AVAILABLE FOR THE FUND. THE SCARCITY OF SUPPLY MADE IT PARTICULARLY DIFFICULT LATE LAST YEAR - AND EARLY IN THE QUARTER WHEN RATES WERE BACKING UP - TO RESTRUCTURE THE PORTFOLIO AND BENEFIT FROM THE RISE IN INTEREST RATES.


HOW  DID  THE  FUND  PERFORM?
FOR THE SIX-MONTH PERIOD ENDING JUNE 30, 2000, THE FUND RETURNED 3.60% COMPARED TO THE 3.58% AVERAGE FOR THE LIPPER OTHER STATES MUNICIPAL DEBT FUNDS CATEGORY. THE FUND STARTED THE QUARTER SLOWLY, AS THE RATES ROSE EARLY IN THE FIRST QUARTER. THE FUND IS OVERLY WEIGHTED WITH LOWER COUPON ISSUES, WHICH CAUSED THE FUND TO UNDERPERFORM IN A RISING RATE ENVIRONMENT. AS IT BECAME EVIDENT THAT ISSUANCE WAS GOING TO BE SIGNIFICANTLY LESS THAN YEARS PAST THE DEMAND FOR MUNICIPAL BONDS INCREASED. THE FUND MADE UP A LOT OF GROUND, MAINLY IN THE SECOND QUARTER, TO OUTPERFORM THE OTHER STATES AVERAGE FOR THE FIRST HALF OF THE YEAR.

COMPARATIVE  INVESTMENT  PERFORMANCE




              CTFR        LIPPER OTHER STATES            LEHMAN
        VERMONT MUNICIPAL     MUNICIPAL DEBT     MUNICIPAL BOND
             PORTFOLIO         FUNDS AVERAGE           INDEX TR
6  MONTH         3.60%             3.58%                  4.48%
1  YEAR          1.18%             0.81%                  3.25%
5  YEAR*         4.47%             4.65%                  5.88%
10  YEAR*         N/A               N/A                     N/A

INVESTMENT PERFORMANCE DOES NOT REFLECT THE DEDUCTION OF ANY FRONT-END SALES CHARGE.
TR  REPRESENTS  TOTAL  RETURN.  SOURCE:  LIPPER  ANALYTICAL  SERVICES,  INC.
*  AVERAGE  ANNUAL  RETURN

WHAT  IS  YOUR  OUTLOOK?
THE SINGLE BIGGEST CHALLENGE FOR THE FUND REMAINS THE LACK OF DIVERSE ISSUER BASE. AS THE TWO BIGGEST ISSUERS IN THE STATE, THE STATE OF VERMONT AND THE VERMONT MUNICIPAL BOND BANK, SCALE BACK THEIR DEBT REQUIREMENTS IT HAS MADE IT MORE DIFFICULT TO MAINTAIN A DIVERSE MIX.
WE MUST STAY NEARLY FULLY INVESTED AT ALL TIMES, BECAUSE WE DON'T HAVE THE ABILITY TO READILY TRADE ISSUES AS WE COULD IF WE HAD A LARGER ISSUER BASE. WITH THIS STRATEGY IN MIND, WE WILL CONTINUE TO AUGMENT THE HOLDINGS WITH DEBT ISSUED BY TERRITORIES, E.G. PUERTO RICO AND VIRGIN ISLANDS, THAT ARE TAX-EXEMPT IN VERMONT.

JULY  28,  2000

PLEASE REMEMBER, THIS DISCUSSION REFLECTS THE VIEWS AND OPINIONS OF CALVERT ASSET MANAGEMENT COMPANY AT JUNE 30, 2000, THE END OF THE REPORTING PERIOD. OUR STRATEGY AND THE FUND'S PORTFOLIO COMPOSITION MAY DIFFER DUE TO EVER-CHANGING MARKET AND ECONOMIC CONDITIONS. WHILE HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, IT MAY GIVE YOU A BETTER AND MORE THOROUGH UNDERSTANDING OF OUR INVESTMENT
DECISIONS  AND  MANAGEMENT  PHILOSOPHY.

PORTFOLIO
STATISTICS

MONTHLY
DIVIDEND YIELD
6.30.00                 4.45%
12.31.99                4.45%

30 DAY SEC YIELD
6.30.00                 4.45%
12.31.99                4.46%

WEIGHTED
AVERAGE MATURITY
6.30.00              13 YEARS
12.31.99             14 YEARS

EFFECTIVE  DURATION
6.30.00            7.03 YEARS
12.31.99           6.66 YEARS

GROWTH  OF  A  HYPOTHETICAL  $10,000  INVESTMENT

TOTAL RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND REFLECT THE DEDUCTION OF FUND'S MAXIMUM FRONT-END SALES CHARGE OF 3.75%. NO SALES CHARGE HAS BEEN APPLIED TO THE INDICES USED FOR COMPARISON. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RETURNS.

AVERAGE  ANNUAL
TOTAL  RETURN

AS OF 6.30.00
1 YEAR                (2.63%)
5 YEAR                  3.67%
INCEPTION               5.30%
(4.01.91)

[INSERT  LINE  GRAPH  HERE]

STATEMENT  OF  NET  ASSETS
JUNE  30,  2000

                                            PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  97.9%               AMOUNT         VALUE
VERMONT  -  79.5%
BURLINGTON  ELECTRIC  REVENUE  BONDS,  6.375%,  7/1/10,  MBIA  INSURED
                                           $3,125,000    $3,436,750
CHITTENDEN  SOLID  WASTE  DISTRICT  GO  BONDS,  6.60%,  1/1/12,
  ASSET GUARANTY INSURED                    2,000,000     2,101,060
EDUCATION  AND  HEALTH  REVENUE  BONDS:
  5.75%,  9/1/05                              580,000       580,458
  6.60%,  12/1/14                           1,000,000     1,036,870
  5.50%,  11/1/16                           3,000,000     2,986,950
  5.50%,  7/1/18                            1,955,000     1,739,813
  6.25%,  9/1/18                            2,000,000     1,796,740
  5.625%,  10/1/25,  FSA  INSURED           1,000,000       956,440
  4.90%,  10/1/30                           4,500,000     4,500,000
  5.00%,  11/1/38                           3,000,000     2,567,400
IDA  REVENUE  BONDS,  5.75%,  1/1/09,
  LOC: FIRST VERMONT BANK AND TRUST         1,105,000     1,039,894
MUNICIPAL  BOND  BANK  REVENUE  BONDS,  5.50%,  12/1/22,
  AMBAC INSURED                             1,000,000       967,450
RUTLAND  COUNTY  SOLID  WASTE  GO  BONDS:
  5.95%,  11/1/00                             110,000       110,461
  6.10%,  11/1/01                             110,000       111,882
  6.25%,  11/1/02                             110,000       113,110
  6.35%,  11/1/03                             110,000       114,269
  6.45%,  11/1/04                             110,000       115,545
  6.50%,  11/1/05                             105,000       111,280
  6.55%,  11/1/06                             100,000       106,855
  6.60%,  11/1/07                             100,000       107,594
  6.70%,  11/1/08                             100,000       108,624
  6.75%,  11/1/09                             100,000       109,481
  6.80%,  11/1/10                             100,000       110,219
  6.80%,  11/1/11                             100,000       111,170
  6.85%,  11/1/12                             100,000       111,795
STATE  GO  BONDS:
  6.30%,  1/15/06                           2,500,000     2,679,000
  ZERO  COUPON,  8/1/08                       400,000       262,864
  ZERO  COUPON,  8/1/09                       300,000       186,345
  5.00%,  1/15/11                           3,000,000     2,963,670
  6.45%,  2/1/12                            1,950,000     2,039,544
STATE  INDUSTRIAL  REDEVELOPMENT  REVENUE  VRDN,  4.91%,  12/1/04,
  LOC: FIRST NATIONAL BANK OF BOSTON          150,000       150,000
STUDENT  ASSISTANCE  CORPORATION  EDUCATION  LOAN  REVENUE  BONDS,
  6.50%, 12/15/05, FSA INSURED              2,240,000     2,333,587
UNIVERSITY  OF  VERMONT  AND  STATE  AGRICULTURE  COLLEGE  REVENUE  BONDS,
  4.75%, 10/1/38, MBIA INSURED              2,000,000     1,631,640

  TOTAL VERMONT MUNICIPAL OBLIGATIONS (COST $37,981,135) 37,398,760

                                            PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  CONT'D              AMOUNT         VALUE
TERRITORIES  -  18.4%
GUAM  ELECTRIC  POWER  AUTHORITY  REVENUE  BONDS,  5.25%,  10/1/12,
  AMBAC INSURED                            $2,000,000    $2,007,700
PUERTO RICO GO BONDS, 6.50%, 7/1/14         1,690,000     1,895,825
PUERTO  RICO  HIGHWAY  ELECTRIC  POWER  AUTHORITY  VRDN,  4.45%,  7/1/22,
  BPA: SOCIETE GENERALE                       800,000       800,000
PUERTO  RICO  HIGHWAY  TRANSPORTATION  AUTHORITY  REVENUE  BONDS,
  4.75%, 7/1/38                             1,500,000     1,233,900
PUERTO  RICO  INFRASTRUCTURE  FINANCING  AUTHORITY  REVENUE  VRDN,
  3.58%, 7/1/28, BPA: BANK OF AMERICA, AMBAC INSURED
                                            2,700,000     2,700,000

    TOTAL TERRITORIES MUNICIPAL OBLIGATIONS (COST $8,979,286)
                                                          8,637,425


      TOTAL INVESTMENTS (COST $46,960,420) - 97.9%       46,036,185
      OTHER  ASSETS  AND  LIABILITIES, NET - 2.1%           987,545
      NET  ASSETS  -  100%                              $47,023,730

NET  ASSETS  CONSIST  OF:
PAID-IN  CAPITAL  APPLICABLE  TO  3,117,104  CLASS  A  SHARES  OF  BENEFICIAL
  INTEREST, UNLIMITED NUMBER OF NO PAR SHARES AUTHORIZED:
                                                        $47,888,411
UNDISTRIBUTED  NET  INVESTMENT  INCOME                      101,270
ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS        (41,716)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS (924,235)

    NET  ASSETS                                         $47,023,730

    NET  ASSET  VALUE  PER  SHARE                            $15.09





ABBREVIATIONS:                            EXPLANATION OF GUARANTEES:
AMBAC - AMBAC INDEMNITY CORPORATION       BPA: BOND-PURCHASE AGREEMENT
GO: GENERAL OBLIGATION                    LOC: LETTER OF CREDIT
FSA: FINANCIAL SECURITY ASSURANCE
IDA: INDUSTRIAL DEVELOPMENT AUTHORITY
MBIA: MBIA INSURANCE CORPORATION
VRDN: VARIABLE RATE DEMAND NOTES


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

STATEMENT  OF  OPERATIONS
SIX  MONTHS  ENDED  JUNE  30,  2000

NET  INVESTMENT  INCOME
INVESTMENT  INCOME:
  INTEREST INCOME                                        $1,255,392

EXPENSES:
  INVESTMENT ADVISORY FEE                                   139,966
  TRANSFER AGENCY FEES AND EXPENSES                          16,306
  TRUSTEES' FEES AND EXPENSES                                 2,394
  ACCOUNTING FEES                                             6,782
  ADMINISTRATIVE FEES                                           505
  CUSTODIAN FEES                                              8,200
  REGISTRATION FEES                                           1,654
  REPORTS TO SHAREHOLDERS                                     7,025
  PROFESSIONAL FEES                                           2,960
  MISCELLANEOUS                                               1,411
    TOTAL EXPENSES                                          187,203
    FEES PAID INDIRECTLY                                    (8,371)
      NET EXPENSES                                          178,832

        NET INVESTMENT INCOME                             1,076,560

REALIZED  AND  UNREALIZED  GAIN  (LOSS)  ON  INVESTMENTS
NET  REALIZED  GAIN  (LOSS)  ON  INVESTMENTS                 12,960
CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)         536,391

        NET REALIZED AND UNREALIZED GAIN
        (LOSS) ON INVESTMENTS                               549,351

        INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS                        $1,625,911

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                     SIX MONTHS ENDED    YEAR ENDED
                                             JUNE 30,  DECEMBER 31,
INCREASE  (DECREASE)  IN  NET  ASSETS            2000          1999
OPERATIONS:
  NET INVESTMENT INCOME                    $1,076,560    $2,265,843
  NET REALIZED GAIN (LOSS)                     12,960     (131,468)
  CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)
                                               536,39   (4,330,532)

    INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS               1,625,911   (2,196,157)

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM:
  NET  INVESTMENT  INCOME                 (1,064,755)   (2,247,249)

CAPITAL  SHARE  TRANSACTIONS:
  SHARES  SOLD                              2,957,165     7,532,427
  REINVESTMENT OF DISTRIBUTIONS               544,914     1,198,235
  SHARES REDEEMED                         (3,491,297)   (9,127,861)
    TOTAL CAPITAL SHARE  RANSACTIONS           10,782     (397,199)

TOTAL INCREASE (DECREASE) IN NET ASSETS       571,938   (4,840,605)

NET  ASSETS
BEGINNING OF PERIOD                        46,451,792    51,292,397
END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
  OF $101,270 AND $89,465, RESPECTIVELY)  $47,023,730   $46,451,792

CAPITAL  SHARE  ACTIVITY
SHARES  SOLD                                  197,873       474,984
REINVESTMENT  OF  DISTRIBUTIONS                36,580        76,713
SHARES  REDEEMED                            (234,024)     (585,515)
  TOTAL  CAPITAL  SHARE  ACTIVITY                 429      (33,818)

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

NOTES  TO  FINANCIAL  STATEMENTS

NOTE  A  -  SIGNIFICANT  ACCOUNTING  POLICIES
GENERAL: THE VERMONT MUNICIPAL PORTFOLIO (THE "PORTFOLIO"), A SERIES OF CALVERT TAX-FREE RESERVES (THE "FUND"), IS REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 AS A NONDIVERSIFIED, OPEN-END MANAGEMENT INVESTMENT COMPANY. THE FUND IS COMPRISED OF FIVE SEPARATE PORTFOLIOS. THE OPERATIONS OF EACH SERIES ARE ACCOUNTED FOR SEPARATELY. SHARES OF THE PORTFOLIO ARE SOLD WITH A MAXIMUM FRONT-END SALES CHARGE OF 3.75%.
SECURITY VALUATION: MUNICIPAL SECURITIES ARE VALUED UTILIZING THE AVERAGE OF BID PRICES OR AT BID PRICES BASED ON A MATRIX SYSTEM (WHICH CONSIDERS SUCH FACTORS AS SECURITY PRICES, YIELDS, MATURITIES AND RATINGS) FURNISHED BY DEALERS THROUGH AN INDEPENDENT PRICING SERVICE. SECURITIES (INCLUDING OPTIONS) LISTED OR TRADED ON A NATIONAL SECURITIES EXCHANGE ARE VALUED AT THE LAST REPORTED SALE PRICE. OTHER SECURITIES AND ASSETS FOR WHICH MARKET QUOTATIONS ARE NOT AVAILABLE OR DEEMED INAPPROPRIATE ARE VALUED IN GOOD FAITH UNDER THE DIRECTION OF THE BOARD OF TRUSTEES.
OPTIONS: THE PORTFOLIO MAY WRITE OR PURCHASE OPTION SECURITIES. THE OPTION PREMIUM IS THE BASIS FOR RECOGNITION OF UNREALIZED OR REALIZED GAIN OR LOSS ON THE OPTION. THE COST OF SECURITIES ACQUIRED OR THE PROCEEDS FROM SECURITIES SOLD THROUGH THE EXERCISE OF THE OPTION IS ADJUSTED BY THE AMOUNT OF THE PREMIUM. RISKS FROM WRITING OR PURCHASING OPTION SECURITIES ARISE FROM POSSIBLE ILLIQUIDITY OF THE OPTIONS MARKET AND THE MOVEMENT IN THE VALUE OF THE INVESTMENT OR IN INTEREST RATES. THE RISK ASSOCIATED WITH PURCHASING OPTIONS IS LIMITED TO THE PREMIUM ORIGINALLY PAID.
FUTURES CONTRACTS: THE PORTFOLIO MAY ENTER INTO FUTURES CONTRACTS AGREEING TO BUY OR SELL A FINANCIAL INSTRUMENT FOR A SET PRICE AT A FUTURE DATE. THE PORTFOLIO MAINTAINS SECURITIES WITH A VALUE EQUAL TO ITS OBLIGATION UNDER EACH CONTRACT. INITIAL MARGIN DEPOSITS OF EITHER CASH OR SECURITIES ARE MADE UPON ENTERING INTO FUTURES CONTRACTS; THEREAFTER, VARIATION MARGIN PAYMENTS ARE MADE OR RECEIVED DAILY REFLECTING THE CHANGE IN MARKET VALUE. UNREALIZED OR REALIZED GAINS AND LOSSES ARE RECOGNIZED BASED ON THE CHANGE IN MARKET VALUE. RISKS OF FUTURES CONTRACTS ARISE FROM THE POSSIBLE ILLIQUIDITY OF THE FUTURES MARKETS AND THE MOVEMENT IN THE VALUE OF THE INVESTMENT OR IN INTEREST RATES.
SECURITY TRANSACTIONS AND INVESTMENT INCOME: SECURITY TRANSACTIONS ARE ACCOUNTED FOR ON TRADE DATE. REALIZED GAINS AND LOSSES ARE RECORDED ON AN IDENTIFIED COST BASIS. INTEREST INCOME, ACCRETION OF DISCOUNT AND AMORTIZATION OF PREMIUM ARE RECORDED ON AN ACCRUAL BASIS.
DISTRIBUTIONS TO SHAREHOLDERS: DISTRIBUTIONS TO SHAREHOLDERS ARE RECORDED BY THE PORTFOLIO ON EX-DIVIDEND DATE. DIVIDENDS FROM NET INVESTMENT INCOME ARE PAID MONTHLY. DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS, IF ANY, ARE PAID AT LEAST ANNUALLY. DISTRIBUTIONS ARE DETERMINED IN ACCORDANCE WITH INCOME TAX REGULATIONS WHICH MAY DIFFER FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPLES; ACCORDINGLY, PERIODIC RECLASSIFICATIONS ARE MADE WITHIN THE PORTFOLIO'S CAPITAL ACCOUNTS TO REFLECT INCOME AND GAINS AVAILABLE FOR DISTRIBUTION UNDER INCOME TAX REGULATIONS.
ESTIMATES: THE PREPARATION OF FINANCIAL STATEMENTS IN CONFORMITY WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES REQUIRES MANAGEMENT TO MAKE ESTIMATES AND ASSUMPTIONS THAT AFFECT THE REPORTED AMOUNTS OF ASSETS AND LIABILITIES AND DISCLOSURE OF CONTINGENT ASSETS AND LIABILITIES AT THE DATE OF THE FINANCIAL

STATEMENTS AND THE REPORTED AMOUNTS OF INCOME AND EXPENSES DURING THE REPORTING PERIOD. ACTUAL RESULTS COULD DIFFER FROM THOSE ESTIMATES.
EXPENSE OFFSET ARRANGEMENTS: THE PORTFOLIO HAS AN ARRANGEMENT WITH ITS CUSTODIAN BANK WHEREBY THE CUSTODIAN'S AND TRANSFER AGENT'S FEES MAY BE PAID INDIRECTLY BY CREDITS EARNED ON THE PORTFOLIO'S CASH ON DEPOSIT WITH THE BANK. SUCH A DEPOSIT ARRANGEMENT IS AN ALTERNATIVE TO OVERNIGHT INVESTMENTS. FEDERAL INCOME TAXES: NO PROVISION FOR FEDERAL INCOME OR EXCISE TAX IS REQUIRED SINCE THE PORTFOLIO INTENDS TO CONTINUE TO QUALIFY AS A REGULATED INVESTMENT COMPANY UNDER THE INTERNAL REVENUE CODE AND TO DISTRIBUTE SUBSTANTIALLY ALL OF ITS TAXABLE EARNINGS.
NOTE  B  -  RELATED  PARTY  TRANSACTIONS
CALVERT ASSET MANAGEMENT COMPANY, INC. (THE "ADVISOR") IS WHOLLY-OWNED BY CALVERT GROUP, LTD. ("CALVERT"), WHICH IS INDIRECTLY WHOLLY-OWNED BY AMERITAS ACACIA MUTUAL HOLDING COMPANY. THE ADVISOR PROVIDES INVESTMENT ADVISORY SERVICES AND PAYS THE SALARIES AND FEES OF OFFICERS AND AFFILIATED TRUSTEES OF THE PORTFOLIO. FOR ITS SERVICES, THE ADVISOR RECEIVES A MONTHLY FEE BASED ON THE FOLLOWING ANNUAL RATES OF AVERAGE DAILY NET ASSETS: .60% ON THE FIRST $500 MILLION, .50% ON THE NEXT $500 MILLION AND .40% ON THE EXCESS OF $1 BILLION. UNDER THE TERMS OF THE AGREEMENT, $30,381 WAS PAYABLE AT PERIOD END. CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF THE ADVISOR, PROVIDES ADMINISTRATIVE SERVICES TO THE FUND FOR AN ANNUAL FEE. THE FUND (EXCLUSIVE OF THE MONEY MARKET PORTFOLIO) PAYS MONTHLY AN ANNUAL FEE OF $80,000, WHICH IS ALLOCATED BETWEEN THE PORTFOLIOS BASED ON THEIR RELATIVE NET ASSETS. CALVERT DISTRIBUTORS, INC., AN AFFILIATE OF THE ADVISOR, IS THE DISTRIBUTOR AND PRINCIPAL UNDERWRITER FOR THE PORTFOLIO. THE DISTRIBUTOR PAID $4,270 IN ADDITION TO THE COMMISSIONS CHARGED ON SALES OF THE PORTFOLIO.
CALVERT SHAREHOLDER SERVICES, INC. ("CSSI"), AN AFFILIATE OF THE ADVISOR, IS THE SHAREHOLDER SERVICING AGENT FOR THE PORTFOLIO. FOR ITS SERVICES, CSSI RECEIVED A FEE OF $2,311 FOR THE PERIOD ENDED JUNE 30, 2000. UNDER THE TERMS OF THE AGREEMENT, $419 WAS PAYABLE AT PERIOD END. NATIONAL FINANCIAL DATA SERVICES, INC., IS THE TRANSFER AND DIVIDEND DISBURSING AGENT.
EACH TRUSTEE WHO IS NOT AFFILIATED WITH THE ADVISOR RECEIVES AN ANNUAL FEE OF $20,500 PLUS UP TO $1,500 FOR EACH BOARD AND COMMITTEE MEETING ATTENDED. TRUSTEE FEES ARE ALLOCATED TO EACH OF THE FUNDS SERVED.
NOTE  C  -  INVESTMENT  ACTIVITY
DURING  THE  PERIOD,  PURCHASES  AND SALES OF INVESTMENTS, OTHER THAN SHORT-TERM
SECURITIES,  WERE $966,390  AND  $1,650,740,  RESPECTIVELY.
THE COST OF INVESTMENTS OWNED AT JUNE 30, 2000 WAS SUBSTANTIALLY THE SAME FOR FEDERAL INCOME TAX AND FINANCIAL REPORTING PURPOSES. NET UNREALIZED DEPRECIATION AGGREGATED $924,235, OF WHICH 588,458 RELATED TO APPRECIATED SECURITIES AND $1,512,693 RELATED TO DEPRECIATED SECURITIES.
NET REALIZED CAPITAL LOSS CARRYFORWARD FOR FEDERAL INCOME TAX PURPOSES OF $54,676 AT DECEMBER 31, 1999 MAY BE UTILIZED TO OFFSET FUTURE CAPITAL GAINS UNTIL EXPIRATION IN DECEMBER 2007.

THE PORTFOLIO MAY SELL OR PURCHASE SECURITIES FROM OTHER PORTFOLIOS MANAGED BY THE ADVISOR, PRIMARILY AS A CASH MANAGEMENT PRACTICE. ALL TRANSACTIONS ARE EXECUTED AT INDEPENDENTLY DERIVED PRICES PURSUANT TO RULE 17A-7 UNDER THE INVESTMENT COMPANY ACT OF 1940.
NOTE  D  -  LINE  OF  CREDIT
A FINANCING AGREEMENT IS IN PLACE WITH ALL CALVERT GROUP FUNDS (EXCEPT FOR THE CALVERT SOCIAL INVESTMENT FUND MANAGED INDEX AND CVS AMERITAS INDEX 500 PORTFOLIOS) AND STATE STREET BANK AND TRUST COMPANY ("THE BANK"). UNDER THE AGREEMENT, THE BANK IS PROVIDING AN UNSECURED LINE OF CREDIT FACILITY, IN THE AGGREGATE AMOUNT OF $50 MILLION ($25 MILLION COMMITTED AND $25 MILLION
UNCOMMITTED), TO BE ACCESSED BY THE FUNDS FOR TEMPORARY OR EMERGENCY PURPOSES ONLY. BORROWINGS UNDER THIS FACILITY BEAR INTEREST AT THE OVERNIGHT FEDERAL
FUNDS RATE PLUS .50% PER ANNUM. A COMMITMENT FEE OF .10% PER ANNUM WILL BE INCURRED ON THE UNUSED PORTION OF THE COMMITTED FACILITY WHICH WILL BE ALLOCATED TO ALL PARTICIPATING FUNDS. THE PORTFOLIO HAD NO LOANS OUTSTANDING PURSUANT TO THIS LINE OF CREDIT AT JUNE 30, 2000.

FINANCIAL  HIGHLIGHTS

     PERIODS ENDED
     JUNE 30,     DECEMBER 31,     DECEMBER 31,
CLASS  A  SHARES                         2000           1999          1998
NET  ASSET  VALUE,  BEGINNING          $14.90         $16.28        $16.45
INCOME  FROM  INVESTMENT  OPERATIONS
  NET  INVESTMENT  INCOME                 .32            .71           .78
  NET REALIZED AND UNREALIZED GAIN (LOSS) .21         (1.39)           .13
    TOTAL FROM INVESTMENT OPERATIONS      .53          (.68)           .91
DISTRIBUTIONS  FROM
  NET  INVESTMENT  INCOME               (.34)          (.70)         (.77)
  NET  REALIZED  GAINS                      -              -         (.31)
    TOTAL  DISTRIBUTIONS                (.34)          (.70)        (1.08)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE
                                          .19         (1.38)         (.17)
NET  ASSET  VALUE,  ENDING             $15.09         $14.90        $16.28

TOTAL  RETURN  *                        3.60%        (4.29%)         5.67%
RATIOS  TO  AVERAGE  NET  ASSETS:
  NET  INVESTMENT  INCOME               5.38% (A)      4.50%         4.73%
  TOTAL  EXPENSES                        .80% (A)       .78%          .75%
  EXPENSES  BEFORE  OFFSETS              .80% (A)       .78%          .75%
  NET  EXPENSES                          .77% (A)       .76%          .72%
PORTFOLIO  TURNOVER                        3%            21%           32%
NET ASSETS, ENDING (IN THOUSANDS)     $47,024        $46,452       $51,292



     YEARS ENDED
                                 DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
CLASS  A  SHARES                         1997           1996          1995
NET  ASSET  VALUE,  BEGINNING          $16.33         $16.62        $15.34
INCOME  FROM  INVESTMENT  OPERATIONS
  NET  INVESTMENT  INCOME                 .82            .88           .87
  NET REALIZED AND UNREALIZED GAIN (LOSS) .26          (.25)          1.35
    TOTAL FROM INVESTMENT OPERATIONS     1.08            .63          2.22
DISTRIBUTIONS  FROM
  NET INVESTMENT INCOME                 (.82)          (.85)         (.85)
  NET REALIZED GAINS                    (.14)          (.07)         (.09)
    TOTAL DISTRIBUTIONS                 (.96)          (.92)         (.94)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE
                                          .12          (.29)          1.28
NET  ASSET  VALUE,  ENDING             $16.45         $16.33        $16.62

TOTAL  RETURN  *                        6.90%          3.98%        14.86%
RATIOS  TO  AVERAGE  NET  ASSETS:
  NET  INVESTMENT  INCOME               5.11%          5.27%         5.35%
  TOTAL  EXPENSES                        .76%           .77%          .76%
  EXPENSES  BEFORE  OFFSETS              .76%           .77%          .76%
  NET  EXPENSES                          .73%           .73%          .75%
PORTFOLIO  TURNOVER                       14%            24%           12%
NET ASSETS, ENDING (IN THOUSANDS)     $50,194        $49,774       $60,203

(A) ANNUALIZED

*  TOTAL RETURN DOES NOT REFLECT DEDUCTION OF CLASS A FRONT-END SALES CHARGE.

THIS  PAGE  INTENTIONALLY  LEFT  BLANK

CALVERT
TAX-FREE
RESERVES
VERMONT  MUNICIPAL
PORTFOLIO






THIS  REPORT  IS  INTENDED  TO  PROVIDE  FUND
INFORMATION  TO
SHAREHOLDERS.  IT  IS  NOT  AUTHORIZED  FOR
DISTRIBUTION  TO
PROSPECTIVE  INVESTORS  UNLESS  PRECEDED  OR  ACCOMPANIED  BY  A  PROSPECTUS.




















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CALVERT  GROUP'S
FAMILY  OF  FUNDS

TAX-EXEMPT  MONEY  MARKET  FUNDS
CTFR  MONEY  MARKET  PORTFOLIO
CTFR  CALIFORNIA  MONEY  MARKET  PORTFOLIO

TAXABLE  MONEY  MARKET  FUNDS
FIRST  GOVERNMENT  MONEY  MARKET  FUND
CSIF  MONEY  MARKET  PORTFOLIO

BALANCED  FUND
CSIF  BALANCED  PORTFOLIO

MUNICIPAL  FUNDS
CTFR  LIMITED-TERM  PORTFOLIO
CTFR  LONG-TERM  PORTFOLIO
CTFR  VERMONT  MUNICIPAL  PORTFOLIO
NATIONAL  MUNI.  INTERMEDIATE  PORTFOLIO
CALIFORNIA  MUNI.  INTERMEDIATE  PORTFOLIO

TAXABLE  BOND  FUNDS
CSIF  BOND  PORTFOLIO
INCOME  FUND

EQUITY  FUNDS
CSIF  MANAGED  INDEX  PORTFOLIO
CSIF  EQUITY  PORTFOLIO
CALVERT  SOCIAL  INDEX  FUND
CAPITAL  ACCUMULATION  FUND
CWV  INTERNATIONAL  EQUITY  FUND
NEW  VISION  SMALL  CAP  FUND
NEW  AFRICA  FUND

JUNE  30,  2000

SEMI-ANNUAL

REPORT

CALVERT  TAX-FREE  RESERVES  CALIFORNIA  MONEY  MARKET
PORTFOLIO

CONTENTS

PRESIDENT'S  LETTER
1

PORTFOLIO
MANAGER  REMARKS
2

STATEMENT  OF
NET  ASSETS
4

STATEMENT  OF  OPERATIONS
7

STATEMENTS  OF  CHANGES  IN  NET  ASSETS
8

NOTES  TO
FINANCIAL  STATEMENTS
9

FINANCIAL  HIGHLIGHTS
11

DEAR  SHAREHOLDERS:

THE FIRST SIX MONTHS OF 2000 HAVE OFFERED MIXED MESSAGES ON GROWTH AND INTEREST RATES - AND SET A TONE OF CHALLENGE FOR INVESTORS AND FUND MANAGERS. STILL, CAUTION AND DISCIPLINE HAVE ALWAYS BEEN A KEYNOTE OF OUR MANAGER'S INVESTMENT STRATEGIES, AND INVESTOR CONFIDENCE IS OUR GOAL WHATEVER THE ECONOMIC CLIMATE. THE FIRST QUARTER OF THE YEAR CONTINUED MUCH AS 1999 LEFT OFF, WITH CONTINUED ECONOMIC EXPANSION, LOW INTEREST RATES, STRONG MARKET PERFORMANCE WITHIN CERTAIN EQUITY SECTORS, AND FLATTENED YIELD CURVES IN THE BOND MARKET AS SHORT-TERM INTEREST RATES ROSE EACH TIME THE FEDERAL FUNDS BENCHMARK WAS RAISED. THE SECOND QUARTER OF THE YEAR OFFERED INVESTORS A DIFFERENT PICTURE. ECONOMIC GROWTH APPEARED TO BE SLOWING AND SOME STOCK MARKET VALUATIONS PROVED UNSUSTAINABLE. AFTER A SERIES OF RATE INCREASES, THE FED MADE THE DECISION ON JUNE 28TH TO LEAVE ITS FED FUND RATES UNCHANGED AT 6.5% SINCE THE ECONOMY WAS FINALLY SLOWING.
WHETHER THE FED IS RIGHT, ONLY TIME AND KEY INDICATORS WILL TELL. CERTAINLY NO ONE IS RULING OUT THE POSSIBILITY OF FURTHER INTERVENTION LATER IN THE YEAR IF MORE CHECKS ON INFLATIONARY PRESSURE ARE NEEDED. IF SUCH ACTIONS PROVE NECESSARY, THE LONG-AWAITED BOND MARKET RECOVERY COULD BE SHORT-LIVED, WITH A RETURN TO FLATTENING YIELDS FOR THE INVESTOR. MEANWHILE, WALL STREET APPEARS CONFIDENT THAT THE ECONOMY IS IN FOR A SOFT LANDING - WITH SLOWER GROWTH IN CORPORATE PROFITS AND STABILIZED RETURNS ON EQUITY INVESTMENTS.
WHAT SHOULD ALL THIS SIGNAL TO THE REASONABLE INVESTOR? THAT INVESTOR DISCIPLINE AND THE NEED TO MAKE INFORMED DECISIONS IS AS IMPORTANT AS EVER BEFORE. AS ALWAYS, WE ENCOURAGE YOU TO MAKE DECISIONS BASED ON YOUR FINANCIAL OBLIGATIONS AND TOLERANCE FOR RISK. YOUR FINANCIAL PROFESSIONAL CAN SUGGEST STRATEGIES THAT CAN KEEP YOU ON TRACK TO MEET YOUR OBJECTIVES.
WE APPRECIATE YOUR INVESTMENT IN CALVERT GROUP FUNDS AND LOOK FORWARD TO WORKING WITH YOU TO ACHIEVE YOUR FINANCIAL GOALS.

SINCERELY,




BARBARA  J.  KRUMSIEK
PRESIDENT  AND  CEO
JULY  28,  2000

TOM  DAILEY  IS  A  MEMBER  OF  THE  CAMCO  PORTFOLIO  MANAGEMENT  TEAM.

CALVERT TAX-FREE RESERVES CALIFORNIA MONEY MARKET PORTFOLIO SEEKS TO EARN THE HIGHEST LEVEL OF INTEREST INCOME EXEMPT FROM FEDERAL AND CALIFORNIA STATE INCOME TAXES AS IS CONSISTENT WITH PRUDENT INVESTMENT MANAGEMENT, PRESERVATION OF CAPITAL AND THE QUALITY AND MATURITY CHARACTERISTICS OF THE PORTFOLIO.

FUND
INFORMATION

ASSET  ALLOCATION
CALIFORNIA  TAX-EXEMPT
MONEY  MARKET

NASDAQ  SYMBOL
CTCXX

CUSIP  NUMBER
131620-50-2

CALVERT  TAX-FREE  RESERVES  CALIFORNIA  MONEY  MARKET  PORTFOLIO

HOW WOULD YOU CHARACTERIZE THE INVESTMENT CLIMATE OVER THE PAST SIX MONTHS? AFTER SIX RATE HIKES BY THE FEDERAL RESERVE OVER THE LAST YEAR - THREE OF WHICH OCCURRED IN THE PAST SIX MONTHS - THE ROARING ECONOMY HAS FINALLY SHOWN SOME SIGNS OF SLOWING TOWARD A MORE ACCEPTABLE RATE OF GROWTH. AT THIS POINT HOWEVER, THE FED STILL BELIEVES THE RISKS ARE WEIGHTED TOWARD HIGHER INFLATION. SO, WHILE THEY HELD RATES STEADY AT THEIR JUNE 2000 MEETING, THEY ARE WATCHING FOR SIGNS THAT THE RECENT DECELERATION OF ECONOMIC ACTIVITY WAS NOT AN ABERRATION, BUT A REAL CONFIRMATION OF A MORE REASONABLE RATE OF GROWTH. IF THE POOL OF AVAILABLE WORKERS IN THE U.S. REMAINS LOW, AND CONSUMER DEMAND CONTINUES AT THE CURRENT PACE, WE BELIEVE THE FED WILL AGAIN HIKE RATES. THE FEDERAL RESERVE IS PLAYING A BALANCING ROLE: TRYING TO KEEP THE ECONOMIC EXPANSION GOING AT A PACE WILL THAT KEEP INFLATION IN CHECK, WHILE AT THE SAME TIME PREVENTING THE ECONOMY FROM SLIDING INTO A RECESSION.

HOW  DID  THE  FUND  PERFORM?
THE PORTFOLIO'S TOTAL RETURN FOR THE SIX MONTHS ENDING JUNE 30, 2000 WAS 1.51%. THIS WAS ABOVE THE 1.44% RETURN FOR THE AVERAGE CALIFORNIA TAX-EXEMPT MONEY MARKET FUND TRACKED BY LIPPER ANALYTICAL SERVICES, INC.

WHAT  WAS  YOUR  STRATEGY  DURING  THIS  PERIOD?
IN LIGHT OF THE FED TIGHTENING, WE KEPT THE PORTFOLIO'S AVERAGE MATURITY VERY SHORT TO TAKE ADVANTAGE OF HIGHER RATES. KEEPING THE FUND SHORT ALSO PROVIDES US WITH THE LIQUIDITY NEEDED FOR REDEMPTIONS THAT TAX-FREE MONEY FUNDS EXPERIENCE DURING THE APRIL TAX SEASON. DURING THIS TIME, RATES RISE DRAMATICALLY RELATIVE TO TAXABLE EQUIVALENT RATES, SINCE ALL TAX EXEMPT MONEY FUNDS ARE SELLING SECURITIES TO RAISE CASH TO MEET REDEMPTIONS. THE KEY TO MAKING IT THROUGH TAX SEASON SUCCESSFULLY IS HAVING ENOUGH CASH IN THE FUND TO MEET REDEMPTIONS AND BEING ABLE TO BUY THE SECURITIES THE OTHER FUNDS ARE SELLING AT A DISCOUNT.
THE SUMMER BRINGS MUCH NEEDED SUPPLY TO THE MARKET AS WELL IN THE FORM OF MUNICIPAL NOTES. SINCE THE RATES ON THE NOTES WERE ATTRACTIVE RELATIVE TO TAXABLE EQUIVALENT RATES, WE PURCHASED A NUMBER OF THESE ISSUES, THEREBY EXTENDING THE PORTFOLIO'S AVERAGE MATURITY. WHEN THE NEW SUPPLY SUBSIDES, WE EXPECT THESE SECURITIES TO APPRECIATE ACCORDINGLY.

WHAT  IS  YOUR  OUTLOOK?
WE BELIEVE THE FED IS APPROACHING THE END OF THE CURRENT TIGHTENING CYCLE AND ECONOMIC GROWTH WILL LIKELY SLOW FROM ITS RAPID PACE TO A MORE ACCEPTABLE NON INFLATIONARY RATE OF EXPANSION. THE LONGER AVERAGE MATURITY OF THE FUND SHOULD HAVE A POSITIVE IMPACT ON PERFORMANCE IN THE CURRENT ENVIRONMENT.

WE CONTINUE TO KEEP THE FUND INVESTED IN VERY LIQUID SECURITIES. GREATER LIQUIDITY WILL GIVE US GREATER FLEXIBILITY TO INVEST IN HIGHER YIELDING SECURITIES SHOULD RATES RISE SIGNIFICANTLY.

JULY  28,  2000

PLEASE REMEMBER, THIS DISCUSSION REFLECTS THE VIEWS AND OPINIONS OF CALVERT ASSET MANAGEMENT COMPANY AT JUNE 30, 2000, THE END OF THE REPORTING PERIOD. OUR STRATEGY AND THE FUND'S PORTFOLIO COMPOSITION MAY DIFFER DUE TO EVER-CHANGING MARKET AND ECONOMIC CONDITIONS. WHILE HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, IT MAY GIVE YOU A BETTER AND MORE THOROUGH UNDERSTANDING OF OUR INVESTMENT DECISIONS AND MANAGEMENT PHILOSOPHY.

PORTFOLIO
STATISTICS

WEIGHTED
AVERAGE  MATURITY
6.30.00                  53  DAYS
12.31.99                 69  DAYS

COMPARATIVE  MONTH-END  YIELDS

                                                        IBC'S STATE
                                          CTFR        SPECIFIC SB&GP
                                       CALIFORNIA     TAX-FREE MONEY
                                     MONEY MARKET     MARKET AVERAGES
6.30.00                                     3.28%               3.46%
5.31.00                                     3.68%               3.87%
4.30.00                                     3.07%               3.20%
3.31.00                                     2.84%               2.94%
2.29.00                                     2.53%               2.73%
1.31.00                                     2.59%               2.70%
12.31.99                                    3.15%               3.08%

TOTAL RETURNS ASSUME REINVESTMENT OF DIVIDENDS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SOURCES: IBC'S MONEY FUND REPORT, IBC FINANCIAL DATA INC. AND LIPPER ANALYTICAL SERVICES INC.

AVERAGE  ANNUAL
TOTAL  RETURN

AS  OF  6.30.00
1  YEAR               2.96%
5  YEAR               3.16%
10  YEAR              3.33%
INCEPTION             3.52%
(10.16.89)

STATEMENT  OF  NET  ASSETS
JUNE  30,  2000

                                      PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  107.1%        AMOUNT               VALUE
CALIFORNIA  -  98.0%
ABN  AMRO CALIFORNIA  MUNITOPS  CERTIFICATES  TRUST  VRDN,
  4.47%, 8/1/24, BPA: ABN AMRO BANK  $3,000,000          $3,000,000
ALAMEDA  CONTRA  COSTA  SCHOOLS  FINANCING  AUTHORITY  VRDN:
  4.35%, 11/1/14, LOC: CREDIT LOCAL DE FRANCE, INSUR: AMBAC
                                      2,015,000           2,015,000
  4.35%,  8/1/24,  BPA:  CREDIT  LOCAL DE FRANCE, INSUR:  AMBAC
                                     16,785,000          16,785,000
CONTRA  COSTA  COUNTY  MFH  REVENUE  VRDN,  4.90%,  10/20/28,
  LOC:STATE STREET BANK AND TRUST     7,320,000           7,320,000
FRESNO MFH  REVENUE  VRDN,  6.70%,  5/1/15,  LOC:  TOKAI  BANK, LTD
     .                                8,700,000           8,700,000
HOUSING FINANCE AGENCY REVENUE VRDN:
  4.42%, 8/1/14, LOC: BANCO SANTANDER 4,845,000           4,845,000
  4.90%, 8/1/10, TOA: CITIBANK        2,410,000           2,410,000
INLAND VALLEY DEVELOPMENT AGENCY CALIFORNIA TAX ALLOCATION VRDN,
  3.85%, 3/1/27, CONF: CAL STERS, LOC: UNION BANK OF CALIFORNIA
                                     10,000,000          10,000,000
LAKE ELSINORE REDEVELOPMENT AGENCY MFH REVENUE, 4.77%, 1/25/31,
  BPA: MERRILL LYNCH                  4,120,000           4,120,000
LOS  ANGELES COMMUNITY  REDEVELOPMENT  MFH  REVENUE  VRDN,
 5.20%, 12/1/05, LOC: BANK OF AMERICA 13,550,000         13,550,000
LOS ANGELES CONVENTION & EXHIBITION CENTER AUTHORITY LEASE REVENUE
  VRDN, 4.42%, 8/15/18, BPA: MERRILL LYNCH
                                       9,600,000          9,600,000
LOS  ANGELES  COUNTY  MFH  REVENUE  VRDN:
  4.75% 12/1/07, CONF: FEDERAL HOME LOAN BANK
                                       4,000,000          4,000,000
  5.80% 11/1/09, LOC: INDUSTRIAL BANK OF JAPAN
                                      17,000,000         17,000,000
LOS ANGELES COUNTY SCHOOLS POOLED TAX & REVENUE ANTICIPATION  NOTES,
  4.00%, 9/29/00, INSUR: FSA          5,000,000           5,005,105
LOS ANGELES  COUNTY  TAX  &  REVENUE  ANTICIPATION  NOTES,
  5.00%, 6/29/01                     18,000,000          18,145,260
LOS ANGELES REGIONAL AIRPORTS  IMPROVEMENT  CORPORATION  LEASE
  REVENUE, 4.55%, 12/1/25, LOC: SOCIETE GENERALE
                                      2,000,000           2,000,000
LOS  ANGELES  TRANSPORTATION  COMMISSION  SALES  TAX  REVENUE VRDN
  4.60%, 8/20/03, LOC: CREDIT SUISSE  8,490,000           8,490,000
MIDWAY  SCHOOL  DISTRICT  COPS  VRDN,  5.05%,  2/1/23,
  LOC: UNION BANK OF CALIFORNIA       4,840,000           4,840,000
MODESTO  IRRIGATION  DISTRICT  FINANCING  AUTHORITY  REVENUE  VRDN,
  4.42%, 10/1/15, BPA: SOCIETE GENERALE
                                     14,000,000          14,000,000
OCEANSIDE  MFH  REVENUE  VRDN,  5.05%,  8/1/17,
  SURBD: CONTINENTAL CASUALTY COMPANY
                                      6,040,000           6,040,000
ONTARIO  REVENUE  VRDN,  4.60%,  10/1/26,  CONF:  CAL  STERS,
  LOC: UNION BANK OF CALIFORNIA       7,770,000           7,770,000
ORANGE  COUNTY  MFH  AUTHORITY  VRDN,  4.75%,  5/1/22,
  LOC:  BANQUE  PARIBAS               3,500,000           3,500,000
PALMDALE  SCHOOL  DISTRICT  PROJECT  LEASE  VRDN,  4.95%,  12/13/10,
  LOC: NATIONAL WESTMINSTER BANK      5,265,000           5,265,000
PITNEY  BOWES  CREDIT  CORPORATION  LEASE  TOPS  TRUST  CERTIFICATES
  VRDN,  4.99%,  10/10/01,  BPA:  PITNEY  BOWES  CREDIT
                                      8,407,856           8,407,856
PUBLIC  CAPITAL  IMPROVEMENTS  FINANCING  AUTHORITY  TRUST
  RECEIPTS  VRDN,  4.75%,  3/1/18,  BPA:  BANK  OF  NEW  YORK,
  INSUR:  MBIA                       17,400,000          17,400,000

                                      PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  CONT'D        AMOUNT               VALUE
CALIFORNIA  -  CONT'D
RIVERSIDE  COUNTY  SCHOOL  FINANCIAL  AUTHORITY  NOTES,  4.00%,  8/1/00
                                    $13,415,000         $13,421,014
SAN  BERNARDINO  TAX  AND  REVENUE  ANTICIPATION NOTES,  3.75% 9/29/00
                                     20,000,000          20,007,450
SAN BERNARDINO COPS  VRDN,  4.15%,  3/1/24,  LOC:  BAYER  HYPOBANK
                                      3,945,000           3,945,000
SAN  BERNARDINO  MFH  REVENUE  VRDN,  4.41%,  6/1/05,
  LOC:  HOUSEHOLD  FEDERAL  SAVINGS   2,000,000           2,000,000
SAN  BERNARDINO  MFH  REVENUE  VRDN,  5.00%,  8/25/29,
  LOC:  CHASE  MANHATTAN  BANK        5,520,000           5,520,000
SAN DIEGO  TAX  ANTICIPATION NOTES, 4.25%, 9/29/00
                                      8,000,000           8,014,120
SAN  FRANCISCO  REDEVELOPMENT  MFH  VRDN:
  4.45%, 10/1/00, LOC: CREDIT SUISSE  1,930,000           1,930,000
SAN  MARCOS  IDA  VRDN,  5.07%,  12/1/20,
  LOC:  UNION  BANK  CALIFORNIA       1,465,000           1,465,000
SCHOOLS  CASH  RESERVE  PROGRAM  AUTHORITY  REVENUE  NOTES,
  4.00%,  7/3/00,  INSUR:  AMBAC     46,700,000          46,701,059
STATE  ECONOMIC  DEVELOPMENT  FINANCIAL  AUTHORITY  VRDN,
  4.50%,  3/1/23,  LOC:  AMERICAN  NATIONAL BANK AND TRUST
                                      2,600,000           2,600,000
STATE  TRASPORTATION  FINANCE  AUTHORITY  VRDN,  4.35%,  10/1/27,
  BPA: CREDIT SUISSE, INSUR: FSA     10,000,000          10,000,000
STATEWIDE  COMMUNITY  DEVELOPMENT  AUTHORITY  MFH  VRDN:
  4.45%,  7/1/27,  CONF:  CAL  STERS,  LOC:  SANWA  BANK  CALIFORNIA
                                      7,655,000           7,655,000
 4.30%, 6/1/33, LOC: HELLER FINANCIAL 4,850,000           4,850,000
STATEWIDE  COMMUNITY  DEVELOPMENT  CORPORATION  REVENUE  VRDN:
  4.65%, 6/1/19, LOC: CAL STERS       2,550,000           2,550,000
  4.65%, 5/1/22, CONF: CAL STERS, LOC: SANWA  BANK  CALIFORNIA
                                      2,630,000           2,630,000
STATEWIDE  COMMUNITY  DEVELOPMENT  REVENUE  NOTES, 5.25%,  6/29/01
                                     16,700,000          16,854,308
UPLAND  COMMUNITY  REDEVELOPMENT  MFH  REVENUE  BOND  VRDN,
  4.40%,  2/15/30, LOC: FNMA          2,000,000          2,000,000
VALLEJO IDA REVENUE  VRDN,  4.50%,  12/1/23,
  LOC:  WELLS FARGO BANK              5,300,000          5,300,000
VICTORVILLE MFH REVENUE  VRDN,  5.05%,  12/1/15,
  C/LOC:  CALIFORNIA  FEDERAL  BANK   6,510,000          6,510,000
WATEREUSE  FINANCIAL  AUTHORITY  REVENUE  BOND  VRDN,  4.35%,  5/1/28,
  BPA: CREDIT SUISSE, INSUR: FSA     12,050,000         12,050,000

PUERTO  RICO  -  9.1%
PUERTO  RICO  ELECTRIC  POWER  AUTHORITY  GO  VRDN:
  4.42%, 7/1/16, BPA: MERRILL LYNCH   7,760,000          7,760,000
  4.45%, 7/1/22, BPA: SOCIETE GENERALE
                                      5,600,000          5,600,000
PUERTO  RICO  INFRASTRUCTURE  GO  VRDN,  4.42%,  7/1/28,
  BPA:  BANK  OF AMERICA              3,965,000          3,965,000
    PUERTO RICO TAX &  REVENUE ANTICIPATION NOTES, 4.50%, 7/30/00
                                     18,000,000         18,007,273

    TOTAL INVESTMENTS (COST $415,543,445) - 107.1%     415,543,445
    OTHER ASSETS AND LIABILITIES, NET - (7.1%)        (27,463,466)
    NET  ASSETS  -  100%                              $388,079,979

NET  ASSETS  CONSIST  OF:
PAID IN CAPITAL APPLICABLE TO 388,201,730 SHARES OF BENEFICIAL INTEREST,
  UNLIMITED  NUMBER  OF  NO  PAR SHARES AUTHORIZED    $388,201,770
UNDISTRIBUTED  NET  INVESTMENT  INCOME                      14,938
ACCUMULATED  REALIZED  GAIN/(LOSS)  ON  INVESTMENTS      (136,729)

    NET  ASSETS                                       $388,079,979

    NET  ASSET  VALUE  PER  SHARE                            $1.00


EXPLANATION  OF  GUARANTEES:     ABBREVIATIONS:
BPA: BOND-PURCHASE AGREEMENT     AMBAC: AMERICAN MUNICIPAL BOND ASSURANCE CORP.
CONF: CONFIRMING LETTER OF CREDIT   COPS: CERTIFICATES OF PARTICIPATION
INSUR: INSURANCE                 FGIC: FINANCIAL GUARANTY INSURANCE COMPANY
LOC: LETTER OF CREDIT            FSA: FINANCIAL SECURITY ADVISOR
C/LOC: COLLATERALIZED LOC        GO: GENERAL OBLIGATION
SURBD: SURETY BOND               IDA: INDUSTRIAL DEVELOPMENT AUTHORITY
TOA: TENDER OPTION AGREEMENT     MBIA: MUNICIPAL BOND INSURANCE ASSOCIATION
                                 MFH:  MULTI-FAMILY  HOUSING
                                 VRDN:  VARIABLE  RATE  DEMAND  NOTES



SEE  NOTES  TO  FINANCIAL  STATEMENTS.

STATEMENT  OF  OPERATIONS
SIX  MONTHS  ENDED  JUNE  30,  2000

NET  INVESTMENT  INCOME
INVESTMENT  INCOME:
  INTEREST  INCOME                                       $7,410,086

EXPENSES:
  INVESTMENT  ADVISORY  FEE                               1,015,659
  TRANSFER  AGENCY  FEES  AND  EXPENSES                     218,237
  ACCOUNTING  FEES                                           25,806
  TRUSTEES'  FEES  AND  EXPENSES                             21,075
  ADMINISTRATIVE  FEES                                       16,330
  CUSTODIAN  FEES                                            28,345
  REGISTRATION  FEES                                          2,378
  REPORTS  TO  SHAREHOLDERS                                  36,719
  PROFESSIONAL  FEES                                         10,490
  MISCELLANEOUS                                               9,261
    TOTAL  EXPENSES                                       1,384,300
    FEES  PAID  INDIRECTLY                                 (45,976)
     NET  EXPENSES                                        1,338,324

      NET  INVESTMENT  INCOME                             6,071,762

REALIZED  GAIN  (LOSS)  ON  INVESTMENTS
NET  REALIZED  GAIN  (LOSS)                                 (3,930)

    INCREASE  (DECREASE)  IN  NET  ASSETS
    RESULTING  FROM  OPERATIONS                          $6,067,832

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                     SIX MONTHS ENDED    YEAR ENDED
                                             JUNE 30,  DECEMBER 31,
INCREASE  (DECREASE)  IN  NET  ASSETS            2000          1999
OPERATIONS:
  NET INVESTMENT INCOME                    $6,071,762   $11,960,268
  NET REALIZED GAIN (LOSS)                    (3,930)      (17,324)

    INCREASE  (DECREASE)  IN  NET  ASSETS
    RESULTING  FROM  OPERATIONS             6,067,832    11,942,944

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM:
  NET  INVESTMENT  INCOME                 (6,057,159)  (11,977,529)

CAPITAL  SHARE  TRANSACTIONS:
  SHARES  SOLD                            194,829,135   382,201,783
  REINVESTMENT  OF  DISTRIBUTIONS           5,987,917    11,781,361
  SHARES  REDEEMED                      (240,692,373) (403,579,178)
    TOTAL CAPITAL SHARE TRANSACTIONS     (39,875,321)   (9,596,034)

TOTAL INCREASE (DECREASE) IN NET ASSETS  (39,864,648)   (9,630,619)

NET  ASSETS
BEGINNING  OF  PERIOD                     427,944,627   437,575,246
END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $14,938 AND $335, RESPECTIVELY) $388,079,979 $427,944,627

SHARE  ACTIVITY
SHARES  SOLD                              194,829,135   382,201,783
REINVESTMENT  OF  DISTRIBUTIONS             5,987,917    11,781,361
SHARES  REDEEMED                        (240,692,373) (403,579,178)
  NET  SHARE  ACTIVITY                   (39,875,321)   (9,596,034)


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

NOTES  TO  FINANCIAL  STATEMENTS

NOTE  A  -  SIGNIFICANT  ACCOUNTING  POLICIES
GENERAL: THE CALIFORNIA MONEY MARKET PORTFOLIO (THE "PORTFOLIO"), A SERIES OF CALVERT TAX-FREE RESERVES (THE "FUND"), IS REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 AS A DIVERSIFIED, OPEN-END MANAGEMENT INVESTMENT COMPANY. THE FUND IS COMPRISED OF FIVE SEPARATE PORTFOLIOS. THE OPERATIONS OF EACH SERIES ARE ACCOUNTED FOR SEPARATELY. THE PORTFOLIO OFFERS SHARES OF BENEFICIAL INTEREST TO THE PUBLIC WITH NO SALES CHARGES.
SECURITY VALUATION: SECURITIES ARE VALUED AT AMORTIZED COST WHICH APPROXIMATES MARKET.
SECURITY TRANSACTIONS AND INVESTMENT INCOME: SECURITY TRANSACTIONS ARE ACCOUNTED FOR ON TRADE DATE. REALIZED GAINS AND LOSSES ARE RECORDED ON AN IDENTIFIED COST BASIS. INTEREST INCOME, ACCRETION OF DISCOUNT AND AMORTIZATION OF PREMIUM ARE RECORDED ON AN ACCRUAL BASIS.
DISTRIBUTIONS TO SHAREHOLDERS: DISTRIBUTIONS TO SHAREHOLDERS ARE RECORDED BY THE PORTFOLIO ON EX-DIVIDEND DATE. DIVIDENDS FROM NET INVESTMENT INCOME ARE EARNED DAILY AND PAID MONTHLY. DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS, IF ANY, ARE PAID AT LEAST ANNUALLY. DISTRIBUTIONS ARE DETERMINED IN ACCORDANCE WITH INCOME TAX REGULATIONS WHICH MAY DIFFER FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPLES; ACCORDINGLY, PERIODIC RECLASSIFICATIONS ARE MADE WITHIN THE PORTFOLIO'S CAPITAL ACCOUNTS TO REFLECT INCOME AND GAINS AVAILABLE FOR DISTRIBUTION UNDER INCOME TAX REGULATIONS.
ESTIMATES: THE PREPARATION OF FINANCIAL STATEMENTS IN CONFORMITY WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES REQUIRES MANAGEMENT TO MAKE ESTIMATES AND ASSUMPTIONS THAT AFFECT THE REPORTED AMOUNTS OF ASSETS AND LIABILITIES AND DISCLOSURE OF CONTINGENT ASSETS AND LIABILITIES AT THE DATE OF THE FINANCIAL STATEMENTS AND THE REPORTED AMOUNTS OF INCOME AND EXPENSES DURING THE REPORTING PERIOD. ACTUAL RESULTS COULD DIFFER FROM THOSE ESTIMATES.
EXPENSE OFFSET ARRANGEMENTS: THE PORTFOLIO HAS AN ARRANGEMENT WITH ITS CUSTODIAN BANK WHEREBY THE CUSTODIAN'S AND TRANSFER AGENT'S FEES MAY BE PAID INDIRECTLY BY CREDITS EARNED ON THE PORTFOLIOS' CASH ON DEPOSIT WITH THE BANK. SUCH A DEPOSIT ARRANGEMENT IS AN ALTERNATIVE TO OVERNIGHT INVESTMENTS. FEDERAL INCOME TAXES: NO PROVISION FOR FEDERAL INCOME OR EXCISE TAX IS REQUIRED SINCE THE PORTFOLIO INTENDS TO CONTINUE TO QUALIFY AS A REGULATED INVESTMENT COMPANY UNDER THE INTERNAL REVENUE CODE AND TO DISTRIBUTE SUBSTANTIALLY ALL OF ITS TAXABLE EARNINGS.
NOTE  B  -  RELATED  PARTY  TRANSACTIONS
CALVERT ASSET MANAGEMENT COMPANY, INC. (THE "ADVISOR") IS WHOLLY-OWNED BY CALVERT GROUP, LTD. ("CALVERT"), WHICH IS INDIRECTLY WHOLLY-OWNED BY AMERITAS ACACIA MUTUAL HOLDING COMPANY. THE ADVISOR PROVIDES INVESTMENT ADVISORY SERVICES AND PAYS THE SALARIES AND FEES OF OFFICERS AND AFFILIATED TRUSTEES OF THE FUND. FOR ITS SERVICES, THE ADVISOR RECEIVES A MONTHLY FEE BASED ON THE FOLLOWING ANNUAL RATES OF AVERAGE DAILY NET ASSETS: .50% ON THE FIRST $500 MILLION, .45% ON THE NEXT $500 MILLION AND .40% ON THE EXCESS OF $1 BILLION. UNDER THE TERMS
OF  THE  AGREEMENT,  $203,724  WAS  PAYABLE  AT  PERIOD  END.

CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF THE ADVISOR, PROVIDES ADMINISTRATIVE SERVICES TO THE FUND FOR AN ANNUAL FEE. THE FUND (EXCLUSIVE OF THE MONEY MARKET PORTFOLIO) PAYS MONTHLY AN ANNUAL FEE OF $80,000, WHICH IS ALLOCATED BETWEEN THE PORTFOLIOS BASED ON THEIR RELATIVE NET ASSETS. UNDER THE TERMS OF THE AGREEMENT, $2,744 WAS PAYABLE AT PERIOD END.
CALVERT DISTRIBUTORS, INC., AN AFFILIATE OF THE ADVISOR, IS THE DISTRIBUTOR AND PRINCIPAL UNDERWRITER FOR THE PORTFOLIO.
CALVERT SHAREHOLDER SERVICES, INC. (CSSI), AN AFFILIATE OF THE ADVISOR, IS THE SHAREHOLDER SERVICING AGENT FOR THE FUND. FOR ITS SERVICES, CSSI RECEIVED A FEE OF $112,996 FOR THE PERIOD ENDED JUNE 30, 2000. UNDER THE TERMS OF THE AGREEMENT, $19,372 WAS PAYABLE AT PERIOD END. NATIONAL FINANCIAL DATA SERVICES, INC. IS THE TRANSFER AND DIVIDEND DISBURSING AGENT.
EACH TRUSTEE WHO IS NOT AFFILIATED WITH THE ADVISOR RECEIVES AN ANNUAL FEE OF $20,500 PLUS UP TO $1,500 FOR EACH BOARD AND COMMITTEE MEETING ATTENDED. TRUSTEE'S FEES ARE ALLOCATED TO EACH OF THE FUNDS SERVED.
NOTE  C  -  INVESTMENT  ACTIVITY
THE COST OF INVESTMENTS OWNED AT DECEMBER 31, 1999 WAS SUBSTANTIALLY THE SAME FOR FEDERAL INCOME TAX AND FINANCIAL REPORTING PURPOSES. THE TABLE BELOW PRESENTS THE NET CAPITAL LOSS CARRYFORWARDS AS OF DECEMBER 31, 1999 WITH EXPIRATION DATES:

     CAPITAL LOSS CARRYFORWARDS          EXPIRATION DATES
              $115,124                       12/31/03
                   351                       12/31/04
                17,324                       12/31/07
CAPITAL LOSS CARRYFORWARDS MAY BE UTILIZED TO OFFSET CURRENT AND FUTURE CAPITAL GAINS UNTIL EXPIRATION.
THE PORTFOLIO MAY SELL OR PURCHASE SECURITIES FROM OTHER PORTFOLIOS MANAGED BY THE ADVISOR, PRIMARILY AS A CASH MANAGEMENT PRACTICE. ALL TRANSACTIONS ARE EXECUTED AT INDEPENDENTLY DERIVED PRICES PURSUANT TO RULE 17A-7 UNDER THE INVESTMENT COMPANY ACT OF 1940.
NOTE  D  -  LINE  OF  CREDIT
A FINANCING AGREEMENT IS IN PLACE WITH ALL CALVERT GROUP FUNDS (EXCEPT FOR THE CALVERT SOCIAL INVESTMENT FUND MANAGED INDEX AND CVS AMERITAS INDEX 500 PORTFOLIOS) AND STATE STREET BANK AND TRUST COMPANY ("THE BANK"). UNDER THE AGREEMENT, THE BANK IS PROVIDING AN UNSECURED LINE OF CREDIT FACILITY, IN THE AGGREGATE AMOUNT OF $50 MILLION ($25 MILLION COMMITTED AND $25 MILLION
UNCOMMITTED), TO BE ACCESSED BY THE FUNDS FOR TEMPORARY OR EMERGENCY PURPOSES ONLY. BORROWINGS UNDER THIS FACILITY BEAR INTEREST AT THE OVERNIGHT FEDERAL
FUNDS RATE PLUS .50% PER ANNUM. A COMMITMENT FEE OF .10% PER ANNUM WILL BE INCURRED ON THE UNUSED PORTION OF THE COMMITTED FACILITY WHICH WILL BE ALLOCATED TO ALL PARTICIPATING FUNDS. THE PORTFOLIO HAD NO LOANS OUTSTANDING PURSUANT TO THIS LINE OF CREDIT AT JUNE 30, 2000.

FINANCIAL  HIGHLIGHTS

                                               PERIODS ENDED
                                     JUNE 30,   DECEMBER 31,   DECEMBER 31,
                                         2000           1999           1998
NET  ASSET  VALUE,  BEGINNING           $1.00          $1.00          $1.00
INCOME  FROM  INVESTMENT  OPERATIONS
  NET  INVESTMENT  INCOME                .015           .028           .031
DISTRIBUTIONS  FROM
  NET  INVESTMENT  INCOME              (.015)         (.028)         (.031)
NET  ASSET  VALUE,  ENDING              $1.00          $1.00          $1.00

TOTAL  RETURN                           1.51%          2.80%          3.19%
RATIOS  TO  AVERAGE  NET  ASSETS:
  NET  INVESTMENT  INCOME               2.99% (A)      2.75%          3.13%
  TOTAL  EXPENSES                        .68% (A)       .66%           .69%
  EXPENSES  BEFORE  OFFSETS              .68% (A)       .66%           .67%
  NET  EXPENSES                          .66% (A)       .65%           .65%
NET ASSETS, ENDING (IN THOUSANDS)    $388,080       $427,945      $437,575



     YEARS ENDED
                                 DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                         1997           1996          1995
NET  ASSET  VALUE,  BEGINNING           $1.00          $1.00         $1.00
INCOME  FROM  INVESTMENT  OPERATIONS
  NET  INVESTMENT  INCOME                .032           .031          .037
DISTRIBUTIONS  FROM
  NET  INVESTMENT  INCOME              (.032)         (.031)        (.037)
NET  ASSET  VALUE,  ENDING              $1.00          $1.00         $1.00
TOTAL  RETURN                           3.28%          3.17%        3.78%*
RATIOS  TO  AVERAGE  NET  ASSETS:
  NET  INVESTMENT  INCOME               3.22%          3.14%         3.69%
  TOTAL  EXPENSES                        .71%           .72%          .76%
  EXPENSES  BEFORE  OFFSETS              .66%           .69%          .76%
  NET  EXPENSES                          .65%           .68%          .75%
NET ASSETS, ENDING (IN THOUSANDS)    $321,001       $346,008      $300,351



(A) ANNUALIZED

* TOTAL RETURN NUMBERS DO NOT REFLECT THE TENDER OPTION AGREEMENT. ON DECEMBER 15, 1994, THE PORTFOLIO ENTERED INTO A TENDERED OPTION AGREEMENT WITH THE ADVISOR VALUED AT $600,000 TO SECURE PAYMENT OF AN "AT RISK" INVESTMENT. ON JUNE 30, 1995, THE INVESTMENT PAID THE PORTFOLIO IN FULL AND THE OPTION EXPIRED UNUSED. THE EXPIRATION LOSS WAS APPLIED AGAINST THE ADVISOR'S CAPITAL CONTRIBUTION OF THE OPTION.

THIS  PAGE  INTENTIONALLY  LEFT  BLANK

CALVERT
TAX-FREE
RESERVES
CALIFORNIA
MONEY
MARKET
PORTFOLIO





THIS  REPORT  IS  INTENDED  TO  PROVIDE  FUND
INFORMATION  TO
SHAREHOLDERS.  IT  IS  NOT  AUTHORIZED  FOR
DISTRIBUTION  TO
PROSPECTIVE  INVESTORS  UNLESS  PRECEDED  OR  ACCOMPANIED  BY  A  PROSPECTUS.







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CALVERT  GROUP'S
FAMILY  OF  FUNDS

TAX-EXEMPT  MONEY  MARKET  FUNDS
CTFR  MONEY  MARKET  PORTFOLIO
CTFR  CALIFORNIA  MONEY  MARKET  PORTFOLIO

TAXABLE  MONEY  MARKET  FUNDS
FIRST  GOVERNMENT  MONEY  MARKET  FUND
CSIF  MONEY  MARKET  PORTFOLIO

BALANCED  FUND
CSIF  BALANCED  PORTFOLIO

MUNICIPAL  FUNDS
CTFR  LIMITED-TERM  PORTFOLIO
CTFR  LONG-TERM  PORTFOLIO
CTFR  VERMONT  MUNICIPAL  PORTFOLIO
NATIONAL  MUNI.  INTERMEDIATE  PORTFOLIO
CALIFORNIA  MUNI.  INTERMEDIATE  PORTFOLIO

TAXABLE  BOND  FUNDS
CSIF  BOND  PORTFOLIO
INCOME  FUND

EQUITY  FUNDS
CSIF  MANAGED  INDEX  PORTFOLIO
CSIF  EQUITY  PORTFOLIO
CALVERT  SOCIAL  INDEX  FUND
CAPITAL  ACCUMULATION  FUND
CWV  INTERNATIONAL  EQUITY  FUND
NEW  VISION  SMALL  CAP  FUND
NEW  AFRICA  FUND

JUNE  30,  2000

SEMI-ANNUAL

REPORT

CALVERT  TAX-FREE  RESERVES

CONTENTS

PRESIDENT'S  LETTER
1

PORTFOLIO
MANAGER  REMARKS
2

STATEMENT  OF
NET  ASSETS
8

STATEMENTS  OF  OPERATIONS
23

STATEMENTS  OF  CHANGES  IN  NET  ASSETS
24

NOTES  TO
FINANCIAL  STATEMENTS
28

FINANCIAL  HIGHLIGHTS
32

DEAR  SHAREHOLDERS:

THE FIRST SIX MONTHS OF 2000 HAVE OFFERED MIXED MESSAGES ON GROWTH AND INTEREST RATES - AND SET A TONE OF CHALLENGE FOR INVESTORS AND FUND MANAGERS. STILL, CAUTION AND DISCIPLINE HAVE ALWAYS BEEN A KEYNOTE OF OUR MANAGER'S INVESTMENT STRATEGIES, AND INVESTOR CONFIDENCE IS OUR GOAL WHATEVER THE ECONOMIC CLIMATE. THE FIRST QUARTER OF THE YEAR CONTINUED MUCH AS 1999 LEFT OFF, WITH CONTINUED ECONOMIC EXPANSION, LOW INTEREST RATES, STRONG MARKET PERFORMANCE WITHIN CERTAIN EQUITY SECTORS, AND FLATTENED YIELD CURVES IN THE BOND MARKET AS SHORT-TERM INTEREST RATES ROSE EACH TIME THE FEDERAL FUNDS BENCHMARK WAS RAISED. THE SECOND QUARTER OF THE YEAR OFFERED INVESTORS A DIFFERENT PICTURE. ECONOMIC GROWTH APPEARED TO BE SLOWING AND SOME STOCK MARKET VALUATIONS PROVED UNSUSTAINABLE. AFTER A SERIES OF RATE INCREASES, THE FED MADE THE DECISION ON JUNE 28TH TO LEAVE ITS FED FUND RATES UNCHANGED AT 6.5% SINCE THE ECONOMY WAS FINALLY SLOWING.
WHETHER THE FED IS RIGHT, ONLY TIME AND KEY INDICATORS WILL TELL. CERTAINLY NO ONE IS RULING OUT THE POSSIBILITY OF FURTHER INTERVENTION LATER IN THE YEAR IF MORE CHECKS ON INFLATIONARY PRESSURE ARE NEEDED. IF SUCH ACTIONS PROVE NECESSARY, THE LONG-AWAITED BOND MARKET RECOVERY COULD BE SHORT-LIVED, WITH A RETURN TO FLATTENING YIELDS FOR THE INVESTOR. MEANWHILE, WALL STREET APPEARS CONFIDENT THAT THE ECONOMY IS IN FOR A SOFT LANDING - WITH SLOWER GROWTH IN CORPORATE PROFITS AND STABILIZED RETURNS ON EQUITY INVESTMENTS.
WHAT SHOULD ALL THIS SIGNAL TO THE REASONABLE INVESTOR? THAT INVESTOR DISCIPLINE AND THE NEED TO MAKE INFORMED DECISIONS IS AS IMPORTANT AS EVER BEFORE. AS ALWAYS, WE ENCOURAGE YOU TO MAKE DECISIONS BASED ON YOUR FINANCIAL OBLIGATIONS AND TOLERANCE FOR RISK. YOUR FINANCIAL PROFESSIONAL CAN SUGGEST STRATEGIES THAT CAN KEEP YOU ON TRACK TO MEET YOUR OBJECTIVES.
WE APPRECIATE YOUR INVESTMENT IN CALVERT GROUP FUNDS AND LOOK FORWARD TO WORKING WITH YOU TO ACHIEVE YOUR FINANCIAL GOALS.

SINCERELY,




BARBARA  J.  KRUMSIEK
PRESIDENT  AND  CEO
JULY  28,  2000

TOM  DAILEY  IS  A  MEMBER  OF  THE  CAMCO  PORTFOLIO  MANAGEMENT  TEAM.

CALVERT TAX-FREE RESERVES MONEY MARKET PORTFOLIO SEEKS TO EARN THE HIGHEST INTEREST INCOME EXEMPT FROM FEDERAL INCOME TAXES AS IS CONSISTENT WITH PRUDENT INVESTMENT MANAGEMENT, PRESERVATION OF CAPITAL AND THE QUALITY AND MATURITY CHARACTERISTICS OF THE PORTFOLIO.

FUND
INFORMATION

ASSET  ALLOCATION
TAX-EXEMPT
MONEY  MARKET

NASDAQ  SYMBOL
CTMXX

CUSIP  NUMBER
131620-10-6

CALVERT  TAX-FREE  RESERVES
MONEY  MARKET  PORTFOLIO

HOW WOULD YOU CHARACTERIZE THE INVESTMENT CLIMATE OVER THE PAST SIX MONTHS? AFTER SIX RATE HIKES BY THE FEDERAL RESERVE OVER THE LAST YEAR - THREE OF WHICH OCCURRED IN THE PAST SIX MONTHS - THE ROARING ECONOMY HAS FINALLY SHOWN SOME SIGNS OF SLOWING TOWARD A MORE ACCEPTABLE RATE OF GROWTH. AT THIS POINT HOWEVER, THE FED STILL BELIEVES THE RISKS ARE WEIGHTED TOWARD HIGHER INFLATION. SO, WHILE THEY HELD RATES STEADY AT THEIR JUNE 2000 MEETING, THEY ARE WATCHING FOR SIGNS THAT THE RECENT DECELERATION OF ECONOMIC ACTIVITY WAS NOT AN ABERRATION, BUT A REAL CONFIRMATION OF A MORE REASONABLE RATE OF GROWTH. IF THE POOL OF AVAILABLE WORKERS IN THE U.S. REMAINS LOW, AND CONSUMER DEMAND CONTINUES AT THE CURRENT PACE, WE BELIEVE THE FED WILL AGAIN HIKE RATES. THE FEDERAL RESERVE IS PLAYING A BALANCING ROLE: TRYING TO KEEP THE ECONOMIC EXPANSION GOING AT A PACE WILL THAT KEEP INFLATION IN CHECK, WHILE AT THE SAME TIME PREVENTING THE ECONOMY FROM SLIDING INTO A RECESSION.

HOW  DID  THE  FUND  PERFORM?
THE MONEY MARKET PORTFOLIO'S CLASS O SHARES TOTAL RETURN FOR THE SIX MONTHS ENDING JUNE 30, 2000 WAS 1.88%. THIS WAS AHEAD OF THE 1.66% TOTAL RETURN FOR THE AVERAGE TAX-EXEMPT MONEY MARKET FUND TRACKED BY LIPPER ANALYTICAL SERVICES, INC. WHAT WAS YOUR STRATEGY DURING THIS PERIOD?
IN LIGHT OF THE FED TIGHTENING WE KEPT THE PORTFOLIO'S AVERAGE MATURITY VERY SHORT TO TAKE ADVANTAGE OF HIGHER RATES. KEEPING THE FUND SHORT ALSO PROVIDES US WITH THE LIQUIDITY NEEDED FOR REDEMPTIONS THAT TAX-FREE MONEY FUNDS EXPERIENCE DURING THE APRIL TAX SEASON. DURING THIS TIME, RATES RISE DRAMATICALLY RELATIVE TO TAXABLE EQUIVALENT RATES, SINCE ALL TAX EXEMPT MONEY FUNDS ARE SELLING SECURITIES TO RAISE CASH TO MEET REDEMPTIONS. THE KEY TO MAKING IT THROUGH TAX SEASON SUCCESSFULLY IS HAVING ENOUGH CASH IN THE FUND TO MEET REDEMPTIONS AND BEING ABLE TO BUY THE SECURITIES THE OTHER FUNDS ARE SELLING AT A DISCOUNT.
THE SUMMER BRINGS MUCH NEEDED SUPPLY TO THE MARKET AS WELL IN THE FORM OF MUNICIPAL NOTES. SINCE THE RATES ON THE NOTES WERE ATTRACTIVE RELATIVE TO TAXABLE EQUIVALENT RATES, WE PURCHASED A NUMBER OF THESE ISSUES, THEREBY EXTENDING THE PORTFOLIO'S AVERAGE MATURITY. WHEN THE NEW SUPPLY SUBSIDES, WE EXPECT THESE SECURITIES TO APPRECIATE ACCORDINGLY.

WHAT  IS  YOUR  OUTLOOK?
WE BELIEVE THE FED IS APPROACHING THE END OF THE CURRENT TIGHTENING CYCLE AND ECONOMIC GROWTH WILL LIKELY SLOW FROM ITS RAPID PACE TO A MORE ACCEPTABLE NON INFLATIONARY RATE OF EXPANSION. THE LONGER AVERAGE

MATURITY OF THE FUND SHOULD HAVE A POSITIVE IMPACT ON PERFORMANCE IN THE CURRENT ENVIRONMENT. WE CONTINUE TO KEEP THE FUND INVESTED IN VERY LIQUID SECURITIES. GREATER LIQUIDITY WILL GIVE US GREATER FLEXIBILITY TO INVEST IN HIGHER YIELDING SECURITIES SHOULD RATES RISE SIGNIFICANTLY.

JULY  28,  2000

PLEASE REMEMBER, THIS DISCUSSION REFLECTS THE VIEWS AND OPINIONS OF CALVERT ASSET MANAGEMENT COMPANY AT JUNE 30, 2000, THE END OF THE REPORTING PERIOD. OUR STRATEGY AND THE FUND'S PORTFOLIO COMPOSITION MAY DIFFER DUE TO EVER-CHANGING MARKET AND ECONOMIC CONDITIONS. WHILE HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, IT MAY GIVE YOU A BETTER AND MORE THOROUGH UNDERSTANDING OF OUR INVESTMENT
DECISIONS  AND  MANAGEMENT  PHILOSOPHY.

PORTFOLIO
STATISTICS

WEIGHTED
AVERAGE  MATURITY
6.30.00                53 DAYS
12.31.99               35 DAYS


ALL SECURITIES IN CALVERT GROUP MONEY MARKET FUNDS ARE ELIGIBLE SECURITIES UNDER RULE 2A-7 OF THE INVESTMENT COMPANY ACT OF 1940. FIRST TIER SECURITIES ARE ELIGIBLE SECURITIES RATED IN THE HIGHEST RATING CATEGORY
FOR  SHORT-TERM  DEBT
OBLIGATIONS  BY  AT  LEAST
TWO OF THE NATIONALLY RECOGNIZED STATISTICAL RATINGS ORGANIZATIONS. SECOND TIER SECURITIES ARE ELIGIBLE SECURITIES NOT IN THE FIRST TIER.

COMPARATIVE  MONTH-END  YIELDS

                                      IBC'S GENERAL
                          CTFR     PURPOSE TAX-FREE
                      MONEY MARKET     MONEY MARKET
                        CLASS O            AVERAGES
6.30.00                    4.03%              3.62%
5.31.00                    4.36%              4.04%
4.30.00                    3.78%              3.37%
3.31.00                    3.49%              3.11%
2.29.00                    3.42%              2.93%
1.31.00                    3.30%              2.86%
12.31.99                   3.61%              3.23%

TOTAL RETURNS ASSUME REINVESTMENT OF DIVIDENDS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PERFORMANCE INFORMATION REPRESENTS CLASS O SHARES. THE VALUE OF AN INVESTMENT IN INSTITUTIONAL CLASS OR CLASS T SHARES WOULD BE DIFFERENT.
SOURCES: IBC'S MONEY FUND REPORT, IBC FINANCIAL DATA INC. AND LIPPER ANALYTICAL SERVICES INC.

CLASS  O
AVERAGE  ANNUAL
TOTAL  RETURN

AS  OF  6.30.00
1  YEAR                  3.51%
5  YEAR                  3.37%
10  YEAR                 3.53%
INCEPTION                4.65%
(3.04.81)

TOM  DAILEY  IS  A  MEMBER  OF  THE  CAMCO  PORTFOLIO  MANAGEMENT  TEAM.

CALVERT TAX-FREE RESERVES LIMITED-TERM PORTFOLIO SEEKS TO EARN THE HIGHEST LEVEL OF INTEREST INCOME EXEMPT FROM FEDERAL INCOME TAXES AS IS CONSISTENT WITH PRUDENT INVESTMENT MANAGEMENT, PRESERVATION OF CAPITAL AND THE QUALITY AND MATURITY CHARACTERISTICS OF THE PORTFOLIO.

FUND
INFORMATION

ASSET  ALLOCATION
SHORT-TERM
TAX-EXEMPT  BONDS

NASDAQ  SYMBOL
CTFLX

CUSIP  NUMBER
131620-20-5

CALVERT  TAX-FREE  RESERVES  LIMITED-TERM  PORTFOLIO

WHAT  WAS  YOUR  STRATEGY  DURING  THE  PERIOD?
DURING THE FIRST QUARTER OF 2000, MUNICIPAL RATES CONTINUED TO RISE DRAMATICALLY IN LIGHT OF FED TIGHTENING. INTEREST RATES IN THE SHORT END OF THE MUNICIPAL MARKET WERE PRICING IN MORE FED HIKES THAN WHAT A REASONABLE MARKET OBSERVER WOULD EXPECT. THEREFORE, WE BEGAN TO BUY AGGRESSIVELY, EXTENDING THE AVERAGE MATURITY OF THE PORTFOLIO. OUR PRIORITY REMAINS TO SEARCH FOR SECURITIES THAT OFFER THE HIGHEST TAX FREE YIELDS CONSISTENT WITH A HIGH DEGREE OF PRICE STABILITY. AS HINTS OF AN ECONOMIC SLOWDOWN SURFACED IN THE SECOND QUARTER, SHORT TERM MUNICIPAL RATES QUICKLY REVERSED COURSE AND DROPPED TO LEVELS THAT REFLECTED THE MARKET'S PERCEPTION OF A FED THAT WAS NEARING THE END OF THE TIGHTENING CYCLE.

HOW  DID  THE  FUND  PERFORM?
THE FUND'S SIX-MONTH TOTAL RETURN ENDING JUNE 30, 2000 WAS 2.10%, OUTPERFORMING THE 1.99% RETURN FOR THE AVERAGE SHORT TERM MUNICIPAL FUND TRACKED BY LIPPER ANALYTICAL SERVICES, INC.

WHAT  IS  YOUR  OUTLOOK?
WE CONTINUE TO BELIEVE THE FED WILL REMAIN VIGILANT IN THEIR FIGHT AGAINST INFLATION, BUT THAT THEY WILL HAVE LITTLE, IF ANY, ADDITIONAL FIGHTING TO DO IN THE NEAR FUTURE. THEREFORE, THE LONGER-WEIGHTED AVERAGE MATURITY SHOULD BODE WELL FOR THE FUND IN THE CURRENT ENVIRONMENT. THE FUND ALSO HOLDS POSITIONS IN VERY LIQUID MUNICIPAL NOTES THAT GIVE US THE

COMPARATIVE  INVESTMENT  PERFORMANCE

              CTFR       LIPPER SHORT              LEHMAN
        LIMITED-TERM    MUNICIPAL DEBT    MUNICIPAL  BOND
           PORTFOLIO     FUNDS AVERAGE          INDEX  TR
6  MONTH       2.10%             1.99%              4.48%
1  YEAR        3.61%             2.97%              3.25%
5  YEAR*       3.83%             3.91%              5.88%
10  YEAR*      4.35%             4.60%              7.06%

INVESTMENT PERFORMANCE DOES NOT REFLECT THE DEDUCTION OF ANY FRONT-END SALES CHARGE.
TR  REPRESENTS  TOTAL  RETURN.  SOURCE:  LIPPER  ANALYTICAL  SERVICES,  INC.
*  AVERAGE  ANNUAL  RETURN

FLEXIBILITY TO INVEST IN HIGHER YIELDING SECURITIES SHOULD RATES RISE SIGNIFICANTLY.

JULY  28,  2000
PLEASE REMEMBER, THIS DISCUSSION REFLECTS THE VIEWS AND OPINIONS OF CALVERT ASSET MANAGEMENT COMPANY AT JUNE 30, 2000, THE END OF THE REPORTING PERIOD. OUR STRATEGY AND THE FUND'S PORTFOLIO COMPOSITION MAY DIFFER DUE TO EVER-CHANGING MARKET AND ECONOMIC CONDITIONS. WHILE HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, IT MAY GIVE YOU A BETTER AND MORE THOROUGH UNDERSTANDING OF OUR INVESTMENT DECISIONS AND MANAGEMENT PHILOSOPHY.


PORTFOLIO
STATISTICS

MONTHLY
DIVIDEND YIELD
6.30.00                  4.70%
12.31.99                 3.90%

30  DAY  SEC  YIELD
6.30.00                  4.40%
12.31.99                 3.85%

WEIGHTED
AVERAGE  MATURITY
6.30.00               324 DAYS
12.31.99              307 DAYS

EFFECTIVE  DURATION
6.30.00               276 DAYS
12.31.99              311 DAYS


GROWTH  OF  A  HYPOTHETICAL  $10,000  INVESTMENT

TOTAL RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND REFLECT THE DEDUCTION OF PORTFOLIO'S MAXIMUM FRONT-END SALES CHARGE OF 1.00%. NO SALES CHARGE HAS BEEN APPLIED TO THE INDICES USED FOR COMPARISON. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RETURNS. SOURCE: LIPPER ANALYTICAL SERVICES, INC.

[INSERT  LINE  GRAPH  HERE]

AVERAGE  ANNUAL
TOTAL  RETURN

AS  OF  6.30.00
1  YEAR                  2.56%
5  YEAR                  3.62%
10  YEAR                 4.24%
INCEPTION                5.82%
(3.04.81)

EMMETT  LONG  IS  A  MEMBER  OF  THE  CAMCO  PORTFOLIO  MANAGEMENT  TEAM.

CALVERT TAX-FREE RESERVES LONG-TERM PORTFOLIO SEEKS TO EARN THE HIGHEST LEVEL OF INTEREST INCOME EXEMPT FROM FEDERAL INCOME TAXES AS IS CONSISTENT WITH PRUDENT INVESTMENT MANAGEMENT, PRESERVATION OF CAPITAL AND THE QUALITY AND MATURITY CHARACTERISTICS OF THE PORTFOLIO.

FUND
INFORMATION

ASSET  ALLOCATION
LONG-TERM
TAX-EXEMPT  BONDS

NASDAQ  SYMBOL
CTTLX

CUSIP  NUMBER
131620-30-4

CALVERT  TAX-FREE  RESERVES
LONG-TERM  PORTFOLIO

HOW  WOULD  YOU  CHARACTERIZE  THE  INVESTMENT CLIMATE OVER THE PAST SIX MONTHS?
THE FIRST QUARTER WAS FILLED WITH UNCERTAINTY, AS THE FED CONTINUED TO RAISE RATES. IN YEARS PAST, WE HAVE SEEN MUNICIPAL BONDS DRAMATICALLY UNDERPERFORM THE TREASURY MARKET DURING THE FIRST FOUR MONTHS. THIS YEAR WAS VERY DIFFERENT: THE EUPHORIA IN THE EQUITY MARKET CREATED TRIBULATIONS FOR THE MUNICIPAL BOND MANAGERS. INDEED, THERE CONTINUED TO BE ONLY A TIMID INTEREST IN THESE BONDS. THE EXCESS REVENUES FROM TAX REVENUES HAVE AFFORDED MUNICIPALITIES THE ABILITY TO ISSUE LESS DEBT. THE RISING INTEREST RATE ENVIRONMENT HAS SUSPENDED SOME ISSUANCE ALLOWING PRICES FOR MUNICIPALS TO OUTPERFORM OTHER FIXED INCOME SECURITIES. EARLY IN THE FIRST QUARTER THERE WAS ANTICIPATION THAT THIS WOULD BE ENOUGH TO SLOW AN OVERHEATED ECONOMY. BONDS TEMPORARILY RALLIED FOLLOWED BY A TRADE OFF IN THE FOLLOWING DAYS.

HOW  DID  THE  FUND  PERFORM?
THE FUND PERFORMED VERY WELL THROUGH THE SIX MONTHS ENDING JUNE 30, 2000, OUTPERFORMING THE LIPPER AVERAGE, 4.68% VS. 3.95%.

WHAT  WAS  YOUR  STRATEGY?
FUND PERFORMANCE CAN BE ATTRIBUTED TO THE SLIGHT ADJUSTMENTS WE MADE TO THE DURATION IN THE EARLY SPRING 1999. AT THAT TIME, WE DECIDED TO SHORTEN THE
DURATION TO CAPTURE SOME OF THE PERFORMANCE THAT WOULD RESULT FROM A RISING INTEREST RATE ENVIRONMENT. THIS MOVE ENABLED US TO SLIGHTLY EXTEND THE DURATION GOING INTO THE FIRST QUARTER OF YEAR 2000, AND HELPED DRIVE THE FUND'S PERFORMANCE TO THE TOP QUARTILE FOR ALL MUNICIPAL FUNDS.

COMPARATIVE  INVESTMENT  PERFORMANCE



              CTFR      LIPPER GENERAL             LEHMAN
           LONG-TERM    MUNICIPAL DEBT     MUNICIPAL BOND
           PORTFOLIO     FUNDS AVERAGE           INDEX TR
6  MONTH       4.68%             3.95%              4.48%
1  YEAR        1.95%             0.98%              3.25%
5  YEAR*       4.68%             4.76%              5.88%
10  YEAR*      6.25%             6.40%              7.06%

INVESTMENT PERFORMANCE DOES NOT REFLECT THE DEDUCTION OF ANY FRONT-END SALES CHARGE.
TR  REPRESENTS  TOTAL  RETURN.  SOURCE:  LIPPER  ANALYTICAL  SERVICES,  INC.
*  AVERAGE  ANNUAL  RETURN

WHAT  IS  YOUR  OUTLOOK?
WE BELIEVE THAT THE FEDERAL RESERVE WILL CONTINUE TO RAISE INTEREST RATES AT LEAST ONE MORE TIME IN THE SECOND HALF OF THE YEAR. ONE MORE RATE INCREASE WILL HAVE ONLY A MODEST IMPACT ON THE MARKET, SINCE THAT HAS BEEN PRICE INTO THE MARKET. THE MUNICIPAL MARKET CURRENTLY IS NOT PERFORMING LIKE OTHER FIXED INCOME MARKETS, BECAUSE OF THE SIGNIFICANT REDUCTION IN ISSUANCE THUS FAR THIS YEAR. WE BELIEVE THE AMOUNT OF ISSUANCE IS GOING TO BE THE MOST SIGNIFICANT FACTOR FOR THE MUNICIPAL MARKET. IF WE SEE ISSUANCE AT HISTORIC OR HIGHER LEVELS THE MUNICIPAL MARKET COULD SHOW SIGNS OF UNDERPERFORMING OTHER FIXED INCOME MARKETS DURING THE SECOND HALF OF THE YEAR. IF THIS OCCURS WE WILL LOOK TO SLIGHTLY SHORTEN THE DURATION. WE WOULD ALSO EVALUATE SECTORS FOR SECURITIES THAT WILL ADD VALUE TO THE FUND'S OVERALL PERFORMANCE DURING THIS PERIOD. JULY 28, 2000

PLEASE REMEMBER, THIS DISCUSSION REFLECTS THE VIEWS AND OPINIONS OF CALVERT ASSET MANAGEMENT COMPANY AT JUNE 30, 2000, THE END OF THE REPORTING PERIOD. OUR STRATEGY AND THE FUND'S PORTFOLIO COMPOSITION MAY DIFFER DUE TO EVER-CHANGING MARKET AND ECONOMIC CONDITIONS. WHILE HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, IT MAY GIVE YOU A BETTER AND MORE THOROUGH UNDERSTANDING OF OUR INVESTMENT DECISIONS AND MANAGEMENT PHILOSOPHY.

PORTFOLIO
STATISTICS

MONTHLY
DIVIDEND  YIELD
6.30.00                  4.70%
12.31.99                 4.53%

30  DAY  SEC  YIELD
6.30.00                  4.50%
12.31.99                 4.68%

WEIGHTED
AVERAGE  MATURITY
6.30.00               17 YEARS
12.31.99              15 YEARS

EFFECTIVE  DURATION
6.30.00             8.66 YEARS
12.31.99           14.34 YEARS

GROWTH  OF  A  HYPOTHETICAL  $10,000  INVESTMENT

TOTAL RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND REFLECT THE DEDUCTION OF FUND'S MAXIMUM FRONT-END SALES CHARGE OF 3.75%. NO SALES CHARGE HAS BEEN APPLIED TO THE INDICES USED FOR COMPARISON. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RETURNS. SOURCE: LIPPER ANALYTICAL SERVICES, INC.

[INSERT  LINE  GRAPH  HERE]

AVERAGE  ANNUAL
TOTAL  RETURN

AS  OF  6.30.00
1  YEAR                 -1.89%
5  YEAR                  3.88%
10  YEAR                 5.84%
INCEPTION                7.26%
(8.23.83)

MONEY  MARKET  PORTFOLIO
STATEMENT  OF  NET  ASSETS
JUNE  30,  2000
                                            PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  98.6%               AMOUNT          VALUE
ALABAMA  -  3.1%
ATHENS  IDA  REVENUE  VRDN,  6.10%,  6/1/05,  LOC:  TOKAI  BANK,  LTD.
                                           $3,500,000     $3,500,000
AUBURN  IDA  REVENUE  VRDN,  5.05%, 5/1/20, LOC: AMSOUTH BANK
                                            4,680,000      4,680,000
CALHOUN  COUNTY  ECONOMIC  DEVELOPMENT  COUNCIL  REVENUE  VRDN:
  5.05%, 5/1/10                             3,000,000      3,000,000
  5.05%,  3/1/18,  LOC:  FNB  BOSTON        1,800,000      1,800,000
COLBERT  COUNTY  IDA  REVENUE  VRDN,  5.05%,  10/1/11,
  LOC:  SOUTHTRUST  BANK                    4,000,000      4,000,000
LINCOLN  SOLID  WASTE  DISPOSAL  REVENUE  VRDN,  5.50%,  6/1/14,
  LOC:  BANK  OF  AMERICA                   1,000,000      1,000,000
MFH  REVENUE  VRDN:
  4.80%, 11/1/08, LOC: SOUTHTRUST BANK, AL  1,805,000      1,805,000
  4.85%, 4/1/14, LOC: SOUTHTRUST BANK, AL     740,000        740,000
  4.85%, 9/1/20, LOC: SOUTHTRUST BANK, AL   2,995,000      2,995,000
MOBILE  COUNTY  IDA  REVENUE  VRDN,  5.05%,  4/1/20,
  LOC:  SOUTHTRUST  BANK,  AL               4,000,000      4,000,000
MOBILE  SPRING  HILL  MEDICAL  CLINIC  REVENUE  VRDN,  4.80%,  2/1/11,
  LOC:  AMSOUTH  BANK                       3,045,000      3,045,000
MONTGOMERY  IDA  REVENUE  VRDN,  5.05%,  9/15/04,
  LOC:  SOUTHTRUST  BANK                    2,285,000      2,285,000
NORTHPOINT  MFH  REVENUE  VRDN:
  4.95%,  9/3/15,  LOC:  AMSOUTH  BANK      2,055,000      2,055,000
  4.85%,  7/1/18,  LOC:  AMSOUTH  BANK      5,490,000      5,490,000
VALLEY  SPECIAL  CARE  FACILITIES  REVENUE  VRDN,  4.95%,  6/1/25,
  LOC:  COLUMBUS  BANK  &  TRUST            2,830,000      2,830,000
WYNLAKES  GOVERNMENT  UTILITY  AUTHORITY  REVENUE  VRDN,
  5.05%,  5/1/06,  LOC:  AMSOUTH  BANK      4,000,000      4,000,000

ARIZONA  -  1.8%
APACHE  COUNTY  IDA  REVENUE  VRDN,  4.75%,  12/15/18,
  LOC:  BANK  OF  NEW  YORK                 4,600,000      4,600,000
PINAL  COUNTY  IDA  REVENUE  VRDN,  5.90%,  12/1/05,
  LOC:  INDUSTRIAL  BANK  OF  JAPAN        10,000,000     10,000,000
PRESCOTT  IDA  REVENUE  VRDN,  4.55%,  12/1/14,
  GA:  HOUSEHOLD  FINANCE  CORP.            8,000,000      8,000,000
SANTA  CRUZ  COUNTY  IDA  REVENUE  VRDN,  4.30%,  8/10/00
                                            5,000,000      5,000,000

ARKANSAS  -  0.9%
ARKADELPHIA  IDA  REVENUE  VRDN,  4.90%,  4/1/11,
  LOC:  DEN  DANSKE  BANK                   4,000,000      4,000,000
FAYETTEVILLE  PUBLIC  FACILITIES  REVENUE VRDN, 4.60%, 9/1/27
                                            3,300,000      3,300,000
NORTH  LITTLE  ROCK  HEALTH  CARE  FACILITIES  REVENUE  VRDN,
  4.75%,  12/1/21,  BPA:  CREDIT  SUISSE,  MBIA  INSURED
                                            6,900,000      6,900,000

                                            PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  CONT'D              AMOUNT          VALUE
CALIFORNIA  -  5.7%
INLAND  VALLEY  DEVELOPMENT  AGENCY  TAX  ALLOCATION  VRDN,
  3.85%,  3/1/27,  C/LOC:  CAL  STERS,  LOC:  UNION  BANK,  CALIFORNIA.
                                          $34,485,000    $34,485,000
LOS  ANGELES  COUNTY  REDEVELOPMENT  AGENCY  MFH  REVENUE  VRDN,
  5.20%,  12/1/05,  LOC:  INDUSTRIAL  BANK  OF  JAPAN
                                            7,795,000      7,795,000
LOS  ANGELES  COUNTY  TAX  AND  REVENUE  ANTICIPATION  NOTES,
  5.00%,  6/29/01                           3,000,000      3,024,210
SAN  FRANCISCO  CITY  AND  COUNTY  MFH  REVENUE  VRDN,
  4.45%,  10/1/00,  LOC:  CREDIT  SUISSE    4,200,000      4,200,000
SCHOOL  CASH  RESERVE  PROGRAM  AUTHORITY  REVENUE  NOTES,
  4.00%,  7/3/00,  AMBAC  INSURED          25,000,000     24,998,269
STATE  PUBLIC  CAPITAL  IMPROVEMENTS  FINANCING  AUTHORITY  REVENUE  VRDN,
  4.75%,  3/1/18,  BPA:  BANK  OF  NEW YORK, MBIA INSURED
                                           13,000,000     13,000,000
WATEREUSE  FINANCE  AUTHORITY  REVENUE  VRDN,  4.35%,  4/1/28,
  BPA:  CREDIT  SUISSE,  FSA  INSURED         300,000        300,000

COLORADO  -  1.1%
BOULDER  COUNTY  MFH  REVENUE  VRDN,  5.35%,  12/25/31,
  LOC:  CHASE  MANHATTAN                    1,564,000      1,564,000
CENTRAL  CITY  MFH  REVENUE  VRDN,  5.35%,  12/25/30,
  LOC:  TEXAS  COMMERCE  BANK               3,194,000      3,194,000
FORT  COLLINS  MFH  REVENUE  VRDN:
  5.35%, 11/25/30, LOC: TEXAS COMMERCE BANK 7,950,000      7,950,000
  5.35%, 12/25/31, LOC: CHASE MANHATTAN     1,509,000      1,509,000
LAKEWOOD  IDA  REVENUE  VRDN,  5.15%,  8/1/07,  LOC:  BANK ONE, NA
                                            2,060,000      2,060,000

CONNECTICUT  -  0.1%
CONNECTICUT  STATE  HEALTH  AND  EDUCATION  FACILITIES  AUTHORITY  REVENUE
  VRDN,  4.55%,  7/1/33                     1,500,000      1,500,000

DISTRICT  OF  COLUMBIA  -  1.6%
MUNICIPAL  TRUST  RECEIPTS:
  5.05% , 6/1/03, LOC: CREDIT SUISSE, FSA INSURED
                                            5,300,000     5,300,000
  5.05%,  7/27/03,  LOC:  CREDIT  SUISSE,  AMBAC  INSURED
                                           10,900,000    10,900,000
  5.05%,  6/1/05,  LOC:  CREDIT  SUISSE,  MBIA  INSURED
                                            7,710,000     7,710,000

FLORIDA  -  5.9%
DUVAL  COUNTY  MFH  REVENUE  VRDN,  5.30%,  7/1/25,
  LOC:  HOUSEHOLD  FINANCE  CORP.           6,750,000      6,750,000
GULF  BREEZE  PUBLIC  IMPROVEMENT  REVENUE  VRDN,  4.80%,  12/1/20,
  LOC:  DEXIA  CREDIT  LOCAL  DE  FRANCE,  FGIC  INSURED
                                           27,900,000     27,900,000
HOUSING  FINANCE  AGENCY  REVENUE  VRDN,  4.80%,  7/1/23,
  C/LOC:  COMMERZE  BANK,  AG,  LOC:  HELLER  FINANCIAL
                                            8,800,000      8,800,000
JACKSONVILLE  ELECTRIC  AUTHORITY  COMMERCIAL  PAPER,  4.45%,  8/15/00,
  LOC:  LANDESBANK  HESSEN-TH              30,000,000     30,000,000
ORANGE  COUNTY  HEALTH  FACILITIES  AUTHORITY  REVENUE  VRDN:
  5.02%,  3/27/06,  LOC:  CREDIT  SUISSE,  MBIA  INSURED
                                            2,600,000      2,600,000
  5.02%,  10/1/06,  LOC:  CREDIT  SUISSE,  MBIA  INSURED
                                            6,880,000      6,880,000
  5.02%,  10/1/08,  LOC:  CREDIT  SUISSE,  MBIA  INSURED
                                            4,000,000      4,000,000
VOLUSIA  COUNTY  MFH  REVENUE  VRDN,  4.90%,  9/1/05,
  LOC:  AMSOUTH  BANK                       4,000,000      4,000,000

                                           PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  CONT'D              AMOUNT         VALUE
GEORGIA  -  12.3%
ATHENS  MFH  REVENUE  VRDN,  5.175%,  8/1/05,
  C/LOC:  US  BANK,NA                      $2,000,000    $2,000,000
BURKE  COUNTY  DEVELOPMENT  AUTHORITY  REVENUE  VRDN,
  4.45%,  1/1/19, BPA: RABOBANK, NEDERLAND, AMBAC INSURED
                                           15,725,000    15,725,000
COLUMBUS  DOWNTOWN  DEVELOPMENT  AUTHORITY  REVENUE  VRDN,
  5.00%, 8/1/15, LOC: COLUMBUS BANK & TRUST 7,625,000     7,625,000
FRANKLIN  COUNTY  INDUSTRIAL  BUILDING  AUTHORITY  REVENUE  VRDN,
  5.05%,  1/1/07,  LOC:  COMERICA  BANK     2,000,000     2,000,000
JACKSON  COUNTY  IDA  REVENUE  VRDN,  5.05%,  12/1/24,
  LOC:  BARCLAYS  BANK,  PLC.               2,460,000     2,460,000
MUNICIPAL  GAS  AUTHORITY  REVENUE  VRDN:
  5.90%,  2/1/07  LOC:  ABN  AMRO  BANK    39,800,000    39,797,057
  5.90%,  11/1/07  LOC:  BANK  OF  AMERICA 71,020,000    71,017,853
  5.90%,  1/1/08  LOC:  BANK  OF  AMERICA  44,100,000    44,100,000
STATE  RESIDENTIAL  FINANCIAL  AUTHORITY  REVENUE  VRDN,  4.15%,  9/1/00,
  TOA:  CITIBANK                            2,130,000     2,130,000
WARNER  ROBINS  DOWNTOWN  DEVELOPMENT  AUTHORITY  REVENUE  VRDN,
  5.10%, 9/1/34, LOC: COLUMBUS BANK & TRUST 1,300,000     1,300,000

HAWAII  -  0.3%
STATE  DEPARTMENT  BUDGET  AND  FINANCE  VRDN,  5.35%,  12/1/21,
  LOC:  UNION  BANK  OF  CALIFORNIA         4,964,250     4,964,250

IDAHO  -  1.0%
STATE TAX ANTICIPATION NOTES, 5.375%, 2/15/06
                                           15,000,000    15,142,800

ILLINOIS  -  4.1%
ARLINGTON  HEIGHTS  MFH  REVENUE  VRDN,  5.70%,  5/1/24,
  LOC:  HELLER  FINANCIAL                   4,230,000     4,230,000
CHICAGO  MUNICIPAL  TRUST  RECEIPTS  VRDN,  5.02%,  1/1/18,
  LOC: CREDIT SUISSE, AMBAC INSURED 2,900,000 2,900,000 CITY OF AURORA, KANE, DUPAGE, WILL AND KENDALL COUNTIES
  HEALTHCARE REVENUE BONDS, 5.99%, 7/1/30   7,200,000     7,200,000
EDUCATIONAL  FACILITIES  AUTHORITY  REVENUE  VRDN:
  4.70%, 12/1/05, BPA: BANK ONE, NA, FGIC INSURED
                                           13,050,000    13,050,000
  4.75%,  9/30/12,  LOC:  BANK  ONE,  NA    2,245,000     2,245,000
ELGIN  IDA  REVENUE  VRDN,  4.82%,  9/1/16, LOC: LASALLE BANK
                                            4,000,000     4,000,000
GALESBURG  KNOX  COLLEGE  PROJECT  REVENUE  VRDN,  4.80%,  3/1/31,
  LOC:  LASALLE  BANK                       4,000,000     4,000,000
HOUSING  DEVELOPMENT  AUTHORITY  REVENUE  VRDN:
  4.05%,  9/8/00,  LOC:  BEAR  STEARNS  CAPITAL  MARKETS
                                           10,520,000    10,520,000
  6.70%, 2/1/24, LOC: SUMITOMO BANK, LTD.   7,865,000     7,865,000
IDA  REVENUE  VRDN:
  5.13%,  9/2/05,  LOC:  AMERICAN  NATIONAL  BANK  & TRUST
                                            1,600,000     1,600,000
  4.90%,  9/1/26,  LOC:  FIRSTAR  BANK,  MILWAUKEE
                                            2,162,500     2,162,500
ROCKFORD  ECONOMIC  DEVELOPMENT  REVENUE  VRDN,  4.20%,  12/1/10,
  LOC:  US  BANK,  NA                       2,160,000     2,160,000

                                            PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  CONT'D              AMOUNT         VALUE
INDIANA  -  2.0%
FRANKFORT  ECONOMIC  IDA  REVENUE  VRDN,  6.70%,  1/1/23,
  LOC:  DAI-ICHI  KANGYO  BANK             $4,400,000    $4,400,000
PORTAGE  INDUSTRIAL  POLLUTION  CONTROL  REVENUE  VRDN,  6.00%,  5/1/18,
  LOC: BANK OF TOKYO-MITSUBISHI, LTD.       5,150,000     5,150,000
SHELBYVILLE  IDA  REVENUE  VRDN,  6.70%,  9/1/06,
  LOC: INDUSTRIAL BANK OF JAPAN             7,550,000     7,550,000
SOUTH  BEND  MFH  REVENUE  VRDN,  5.05%,  10/1/09,
  LOC: FHLB-INDIANAPOLIS                    4,360,000     4,360,000
SPENCER  COUNTY  INDUSTRIAL  POLLUTION  CONTROL  REVENUE  VRDN,
  6.00%,  11/1/18                           3,680,000     3,680,000
VIGO  COUNTY  IDA  REVENUE  VRDN,  5.87%,  5/1/16,
  LOC:  OLD  NATIONAL  BANK                 5,500,000     5,500,000

KENTUCKY  -  3.1%
CARROLL  COUNTY  SOLID  WASTE  IDA  REVENUE  VRDN,  5.25%,  5/1/27,
  LOC:  BANCO  BILBAO  VIZCAYA              5,951,000     5,951,000
GLASGOW  IRB  VRDN,  6.65%,  6/1/20,
  LOC: BANK OF TOKYO-MITSUBISHI, LTD. 4,400,000 4,400,000 HANCOCK COUNTY IDA REVENUE VRDN, 5.00%, 6/1/12,
  LOC:  CHASE  MANHATTAN                    4,005,000     4,005,000
HOPKINSVILLE  IDA  REVENUE  VRDN,  6.70%,  4/1/04,
  LOC:  DAI-ICHI  KANGYO  BANK              6,800,000     6,800,000
TRIMBLE  COUNTY  POLLUTION  CONTROL  REVENUE  VRDN:
  5.25%,  9/6/00                           12,500,000    12,500,000
  4.50%,  9/7/00                           14,000,000    14,000,000

LOUISIANA  -  5.7%
EAST  BATON  ROUGE  MORTGAGE  FINANCE  AUTHORITY  REVENUE  VRDN,
  5.063%,  10/1/22                         13,105,000    13,105,000
NEW  ORLEANS  AVIATION  BOARD  REVENUE  VRDN,  4.80%,  8/5/15,
  BPA:  DEXIA  CREDIT  LOCAL  DE  FRANCE,  MBIA  INSURED
                                           15,250,000    15,250,000
NEW  ORLEANS HOUSING AUTHORITY REVENUE VRDN, 5.063%, 12/1/32
                                           11,525,000    11,525,000
NEW  ORLEANS  LEVEE  DISTRICT  REVENUE  VRDN,  5.30%,  10/1/17,
  LOC:  FUJI  BANK,  LTD.                  24,155,000    24,155,000
PUBLIC  FACILITIES  AUTHORITY  REVENUE  VRDN:
  4.85%, 12/1/14, LOC: FIRST REGIONS BANK   2,660,000     2,660,000
  4.82%, 9/1/28, C/LOC: BANK OF NEW YORK, LOC: HIBERNIA
                                           20,900,000    20,900,000

MARYLAND  -  0.0%
BALTIMORE  IDA  REVENUE  VRDN,  4.75%,  8/1/16,
  LOC: BAYERISHE LANDESBANK GIROZENTRALE      200,000       200,000

MASSACHUSETTS  -  1.2%
HUDSON  IDA  REVENUE  VRDN,  5.15%,  10/1/13,  LOC:  FNB BOSTON
                                              950,000       950,000
STATE  INDUSTRIAL  FINANCE  AUTHORITY  REVENUE  VRDN,
  5.15%,  8/1/14,  LOC:  FNB  BOSTON        4,200,000     4,200,000
STATE  PUBLIC  IMPROVEMENT  GO  BONDS,  7.625%,  6/1/08
                                           11,895,000    12,501,990

                                            PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  CONT'D              AMOUNT         VALUE
MICHIGAN  -  3.0%
SAULT  SAINTE  MARIE  TRIBE  BUILDING  REVENUE  VRDN,  5.80%,  6/1/03,
  LOC:  FIRST  OF  AMERICA  BANK,  MI      $3,390,000    $3,390,000
STATE MUNICIPAL BOND AUTHORITY REVENUE NOTES, 4.75%, 4/26/01
                                           26,500,000    26,604,050
STATE  STRATEGIC  FUND  ECONOMIC  DEVELOPMENT  LO  REVENUE  VRDN:
  6.70%, 9/1/08, LOC: DAI-ICHI KANGYO BANK  6,800,000     6,800,000
  6.80%, 11/1/09, LOC: TOKAI  BANK,  LTD.   9,000,000     9,000,000

MINNESOTA  -  0.8%
COTTAGE  GROVE  POLLUTION  CONTROL  BOARD  REVENUE  VRDN,
  4.86%,  8/1/12                            1,100,000     1,100,000
MINNEAPOLIS  COMMUNITY  DEVELOPMENT  AGENCY  REVENUE  VRDN,
  6.00%, 2/1/12, LOC: SUMITOMO BANK, LTD.  11,855,000    11,855,000

MISSISSIPPI  -  0.9%
BUSINESS  FINANCIAL  CORP.  IDA  REVENUE  VRDN,  5.20%,  6/1/06,
  LOC:  FIRST  UNION  BANK,  NC             3,675,000     3,675,000
STATE  DEVELOPMENT  BANK  SPECIAL  GO  BOND  VRDN,  5.02%,  6/1/20,
  BPA:  AMSOUTH  BANK,  AMBAC  INSURED     10,000,000    10,000,000

MISSOURI  -  1.5%
KANSAS CITY AIRPORT REVENUE BONDS, 5.00%, 9/1/00, FSA INSURED
                                            3,520,000     3,526,929
KANSAS  CITY  MFH  REVENUE  VRDN,  4.95%,  6/1/15,
  LOC:  HUNTINGTON  NATIONAL  BANK          6,480,000     6,480,000
ST.  LOUIS  IDA  REVENUE  VRDN,  6.00%,  1/1/21,
  LOC:  BANCA  NAZIONALE  DEL  LAVORO       9,300,000     9,300,000
STATE  MFH  REVENUE  VRDN,  5.35%,  12/25/30,
  LOC:  TEXAS  COMMERCE  BANK               4,000,000     4,000,000

NEBRASKA  -  0.3%
IDA  REVENUE  VRDN,  6.70%,  12/1/04,  LOC:  SANWA BANK, LTD.
                                            4,000,000     4,000,000

NEVADA  -  0.2%
HENDERSON  PUBLIC  IMPROVEMENT  TRUST  REVENUE  VRDN,  4.82%,  4/1/07,
  LOC:  BANK  OF  AMERICA                   2,500,000     2,500,000

NEW  JERSEY  -  0.4%
STATE  HEALTH  CARE  FACILITIES  FINANCING  AUTHORITY  REVENUE  VRDN,
  6.625%,  7/1/17                           6,185,000     6,429,728

NEW  YORK  -  5.8%
LONG  ISLAND  ELECTRIC  POWER  AUTHORITY  REVENUE  VRDN,
  4.70%,  8/28/00,  LOC: BAYERISHE LANDESBANK GIROZENTRALE
                                            6,800,000     6,800,000
MUNICIPAL  SECURITIES  TRUST  CERTIFICATES  REVENUE  VRDN:
  4.00%,  6/26/11,  LOC:  BEAR  STEARNS  CAPITAL  MARKETS
                                           35,650,000    35,650,000
     4.40%,  5/11/13,  LOC:  BEAR  STEARNS  CAPITAL  MARKETS
                                           34,950,000    34,919,802
NEW  YORK  CITY  MUNICIPAL  WATER  COMMERCIAL  PAPER,  4.75%,  8/31/00,
  LOC:  LANDESBANK  HESSEN-THURINGEN        9,400,000     9,400,000
STATE  ENERGY  RESEARCH  DEVELOPMENT  AUTHORITY  AND  POLLUTION  CONTROL
  REVENUE  VRDN,  4.55%,  10/1/29,  LOC:  BANK  ONE,  NA
                                            2,000,000     2,000,000

                                            PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  CONT'D              AMOUNT         VALUE
NORTH  CAROLINA  -  1.6%
PERSON  COUNTY  IDA  &  POLLUTION  CONTROL  FINANCE  AUTHORITY  REVENUE
  VRDN,  5.00%,  11/1/19                  $25,150,000   $25,150,000

NORTH  DAKOTA  -  0.4%
TRAILL  COUNTY  SOLID  WASTE  DISPOSAL  REVENUE  VRDN,  5.10%,  3/1/13
                                            5,750,000     5,750,000

OHIO  -  1.1%
CLEVELAND  PUBLIC  POWER  SYSTEM  REVENUE  VRDN,  4.97%,  11/15/18,
  BPA:  COMMERZE  BANK,  AG                 4,995,000     4,995,000
PIQUA IDA REVENUE VRDN, 5.90%, 10/1/01, LOC: SANWA BANK, LTD.
                                            5,800,000     5,800,000
STATE  MFH  REVENUE  VRDN,  5.35%,  12/25/29,
  LOC:  CHASE  MANHATTAN                    5,370,000     5,370,000

OKLAHOMA  -  0.3%
TULSA IDA REVENUE VRDN, 4.70%, 11/1/00      5,000,000     5,000,000

PENNSYLVANIA  -  5.1%
DELAWARE  COUNTY  AUTHORITY  REVENUE  VRDN,  4.85%,  7  /1/14,
  LOC:  PNC  BANK  NA                       8,400,000     8,400,000
MONTGOMERY  COUNTY  HIGHER  EDUCATION  AND  HEALTH  AUTHORITY
  REVENUE  BOND,  6.66%,  7/5/11,  AMBAC  INSURED
                                           16,000,000    16,618,493
MONTGOMERY  COUNTY  IDA  REVENUE  VRDN,  4.75%,  12/1/13,
  LOC:  FIRST  UNION  BANK,  NC               150,000       150,000
MUNICIPAL  SECURITIES  TRUST  CERTIFICATES  REVENUE  VRDN:
  5.05%,  2/1/03,  LOC:  BEAR  STEARNS  CAPITAL  MARKETS
                                           10,725,000    10,725,000
  4.80%,  4/15/06,  LOC:  BEAR  STEARNS  CAPITAL  MARKETS,
  AMBAC  INSURED                           21,925,000    21,925,000
PHILADELPHIA  MFH  REDEVELOPMENT  AUTHORITY  REVENUE  VRDN,
  4.60%, 12/1/09, LOC: HONG KONG SHANGHAI   2,750,000     2,750,000
STATE  HIGHER  EDUCATION  REVENUE  VRDN,  5.00%,  5/10/01
                                           16,500,000    16,601,588
WEST  CORNWALL  TOWNSHIP  MUNICIPAL  AUTHORITY  REVENUE  VRDN,
  4.90%,  3/1/16,  LOC:  FIRST  UNION       1,640,000     1,640,000

PUERTO  RICO  -  0.0%
ELECTRIC  POWER  AUTHORITY  GO  VRDN,  4.45%,  7/1/22,
  BPA:  SOCIETE  GENERALE                     200,000       200,000

SOUTH  CAROLINA  -  0.6%
DORCHESTER  COUNTY  IDA  REVENUE  VRDN,  5.40%,  10/1/24,
  LOC:  BAYERISCHE  VEREINSBANK             5,100,000     5,100,000
ORANGEBURG  IDA  REVENUE VRDN, 5.15%, 6/1/08, LOC: FNB BOSTON
                                            3,900,000     3,900,000

TENNESSEE  -  6.3%
COFFEE  COUNTY  IDA  REVENUE  VRDN,
  6.55%,  12/1/01,  LOC:  ASAHI  BANK       9,000,000     9,000,000
  4.97%, 5/1/12, LOC: BANK OF AMERICA       4,340,000     4,340,000
MEMPHIS-SHELBY  COUNTY  IDA  REVENUE  VRDN,  4.95%,  3/1/24,
  LOC:  NATIONAL  BANK  OF  COMMERCE,  TN   6,000,000     6,000,000

                                            PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  CONT'D              AMOUNT         VALUE
TENNESSEE  -  CONT'D
SEVIER  COUNTY  PUBLIC  BUILDING  AUTHORITY  REVENUE  VRDN,
  4.80%, 6/1/03, BPA: KBC BANK, AMBAC INSURED
                                          $13,000,000   $13,000,000
  4.80%, 6/1/12, BPA: KBC BANK, AMBAC INSURED
                                            3,000,000     3,000,000
  4.80%, 6/1/14, BPA: LANDESBANK HESSEN-THURIGEN, AMBAC INSURED
                                            3,000,000     3,000,000
  4.80%, 6/1/17, BPA: LANDESBANK HESSEN-THURIGEN, AMBAC INSURED
                                            3,500,000     3,500,000
  4.80%, 6/1/18, BPA: LANDESBANK HESSEN-THURIGEN, AMBAC INSURED
                                           16,455,000    16,455,000
  4.80%, 6/1/19, BPA: LANDESBANK HESSEN-THURIGEN, AMBAC INSURED
                                           12,000,000    12,000,000
  4.80%, 6/1/19, BPA: KBC BANK, AMBAC INSURED
                                            4,200,000     4,200,000
  4.80%, 6/1/20, BPA: LANDESBANK HESSEN-THURIGEN, AMBAC INSURED
                                            2,300,000     2,300,000
  4.80%, 6/1/21, BPA: LANDESBANK HESSEN-THURIGEN, AMBAC INSURED
                                            5,000,000     5,000,000
  4.60%, 6/1/23, BPA: MORGAN GUARANTY TRUST, FSA INSURED
                                            6,900,000     6,900,000
  4.80%, 6/1/23, BPA: CREDIT SUISSE, AMBAC INSURED
                                            8,590,000     8,590,000

TEXAS  -  6.5%
BEXAR  COUNTY  MFH  REVENUE  VRDN,  5.57%,  5/1/30,
  LOC:  HELLER  FINANCIAL                   3,710,000     3,710,000
CLEBURNE  IDA  REVENUE  VRDN,  5.05%,  2/1/04,
  LOC:  NATIONAL  CITY  BANK                1,250,000     1,250,000
GRAND  PRAIRIE  IDA  REVENUE  VRDN,  4.55%,  12/1/06,
  LOC:  PNC  BANK,  N.A.                    1,900,000     1,900,000
HARRIS  COUNTY  IDA  REVENUE  VRDN,
  6.70%,  8/1/01,  LOC:  BANK  OF  TOKYO-MITSUBISHI,  LTD.
                                            8,200,000     8,200,000
SOUTHEAST HOUSING FINANCE CORP. REVENUE VRDN, 5.063%, 3/8/01
                                           12,370,000    12,370,000
STATE  TAX  AND  REVENUE  ANTICIPATION NOTES, 4.50%, 8/31/00
                                           72,000,000    72,014,317

UTAH  -  3.3%
MUNICIPAL  SECURITIES  TRUST  CERTIFICATES  REVENUE  VRDN,
  3.70%, 5/6/13, LOC: BEAR STEARNS CAPITAL MARKETS
                                           34,150,000    34,150,000
STATE  GO  BONDS,  4.50%,  7/1/09,  BPA:  MERRILL  LYNCH
                                           16,085,000    16,085,000

VERMONT  -  0.6%
VERMONT  STUDENT  ASSISTANCE  CORPORATION  EDUCATION  LOAN  REVENUE  BONDS:
  4.50%,  12/15/00                          5,785,000     5,785,000
  4.80%,  12/15/00                          3,015,000     3,015,000

WASHINGTON  -  1.3%
PORT LONGVIEW IDA REVENUE VRDN, 4.90%, 12/1/19
                                            4,420,000     4,420,000
STATE  PUBLIC  POWER  SUPPLY  SYSTEM  REVENUE  VRDN:
  4.70%, 7/1/17, LOC: BANK OF AMERICA       9,685,000     9,685,000
  6.875%,  7/1/17                           5,900,000     6,148,281

WEST  VIRGINIA  -  0.3%
HARRIS  COUNTY  IDA  REVENUE  VRDN,  4.85%,  6/1/14,
  LOC:  SOCI  T  GENERALE                   4,140,000     4,140,000

                                            PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  CONT'D              AMOUNT         VALUE
WISCONSIN  -  0.7%
GRAFTON  IDA  REVENUE  VRDN,  5.05%,  12/1/17,
  LOC:  FIRSTAR  BANK,  MILWAUKEE          $2,795,000    $2,795,000
STATE  HEALTH  &  EDUCATIONAL  FACILITIES  AUTHORITY  REVENUE  VRDN,
  4.80%, 11/1/23, LOC: FIRSTAR BANK, MILWAUKEE
                                            8,200,000     8,200,000

OTHER  -  8.9%
ABN  AMRO  CHICAGO  CORP.  LEASE  TOPS  TRUST  CERTIFICATES,
  5.05%,  10/4/00,  BPA:  LASALLE  BANK    18,129,524    18,129,524
  4.82%,  3/1/10,  BPA:  ABN  AMRO  BANK,  MBIA  INSURED
                                           17,585,000    17,585,000
CAPITAL  REALTY  INVESTORS  TAX  EXEMPT  CERTIFICATES  REVENUE  VRDN,
  5.05%,  2/1/04,  BPA:  UBS,  AG          48,955,000    48,955,000
  5.05%,  12/1/04,  BPA:  UBS,  AG         23,865,000    23,865,000
IBM TAX EXEMPT GRANTOR TRUST, 5.02%, 2/15/06, GA: MERRILL LYNCH
                                           22,450,000    22,450,000
PITNEY  BOWES  CORPORATION  LEASETOPS  TRUST  CERTIFICATES  VRDN,
  4.99%, 10/10/01, BPA: PITNEY BOWES CREDIT 6,090,255     6,090,255

    TOTAL INVESTMENTS (COST $1,529,114,896) - 99.8%   1,529,114,896
    OTHER  ASSETS AND LIABILITIES, NET - 0.2%             3,228,475
    NET  ASSETS  -  100%                             $1,532,343,371


NET  ASSETS  CONSIST  OF:
PAID IN CAPITAL APPLICABLE TO THE FOLLOWING SHARES OF BENEFICIAL INTEREST,
  UNLIMITED  NUMBER  OF  NO  PAR  SHARES  AUTHORIZED:
    CLASS O: 1,230,980,610 SHARES OUTSTANDING        $1,230,868,262
    INSTITUTIONAL CLASS: 262,236,647 SHARES OUTSTANDING
                                                        262,233,824
    CLASS T: 39,473,491 SHARES OUTSTANDING               39,473,491
UNDISTRIBUTED  NET  INVESTMENT  INCOME  (LOSS)              (5,365)
ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS       (226,841)

      NET  ASSETS                                    $1,532,343,371


NET  ASSET  VALUE  PER  SHARE
CLASS  O  (BASED  ON  NET  ASSETS  OF  $1,230,679,527)        $1.00
INSTITUTIONAL CLASS (BASED ON NET ASSETS OF $262,194,804)     $1.00
CLASS  T  (BASED  ON  NET  ASSETS  OF  $39,469,040)           $1.00

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

LIMITED-TERM  PORTFOLIO
STATEMENT  OF  NET  ASSETS
JUNE  30,  2000

     PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  107.0%              AMOUNT         VALUE
ALABAMA  -  2.2%
LINCOLN  IDA  SOLID  WASTE  DISPOSAL  REVENUE
  VRDN, 5.50%, 6/1/14, LOC: BANK OF AMERICA
                                           $9,000,000    $9,000,000
MOBILE  INDUSTRIAL  DEVELOPMENT  BUILDING  REVENUE  VRDN,
  5.25%,  12/1/02                           1,000,000     1,000,000

ARIZONA  -  0.5%
GLENDALE  COUNTY  IDA  REVENUE  BONDS,  4.10%,  12/1/13,
  LOC:  DRESDNER  BANK                      2,150,000     2,105,366

ARKANSAS  -  3.7%
SPRINGDALE  IDA  REVENUE  VRDN,  5.25%,  10/13/00,  IA: FGIC
                                           16,500,000    16,498,185

CALIFORNIA  -  8.4%
COMMUNITY  COLLEGE  FINANCING  AUTHORITY  BOND,
  5.00%,  8/3/01,  FSA  INSURED            22,000,000    22,149,820
PITNEY  BOWES  CREDIT  CORPORATION  LEASE  TOPS  TRUST  VRDN,
  4.99%, 10/10/01, BPA: PITNEY BOWES CREDIT
                                           13,200,000    13,200,000
SAN  FRANCISCO  CITY  &  COUNTY  REDEVELOPMENT  AGENCY  VRDN,
  4.45%,  10/1/00,  LOC:  CREDIT  SUISSE    2,500,000     2,500,000

COLORADO  -  3.6%
BOULDER  COUNTY  MULTIFAMILY  HOUSING  REVENUE  VRDN,
  5.35%, 12/25/31, LOC: CHASE MANHATTAN     7,000,000     7,000,000
DENVER  CITY  &  COUNTY  AIRPORT  REVENUE  BOND,  6.75%,  6/15/22,
  ESCROWED IN US GOVERNMENT SECURITIES 1,995,000 2,121,024 DENVER CITY & COUNTY IDA REVENUE BOND,
  4.90%,  7/1/11,  LOC:  CREDIT  SUISSE     2,200,000     2,211,176
FORT  COLLINS  CO  MULTIFAMILY  HOUSING  REVENUE  VRDN,
  5.35%, 12/25/31, LOC: CHASE MANHATTAN     5,000,000     5,000,000

DISTRICT  OF  COLUMBIA  -  10.0%
GO  BONDS:
  5.50%,  6/1/01                           17,650,000    17,773,200
  5.50%,  6/1/01,  FSA  INSURED             2,000,000     2,017,260
  5.10%,  6/1/02,  FSA  INSURED             5,055,000     5,085,987
DISTRICT  OF  COLUMBIA  REVENUE  VRDN,  6.00%,  8/15/38,  FSA  INSURED
                                           20,000,000    20,000,000

FLORIDA  -  1.7%
MIAMI  DADE  COUNTY  SCHOOL  BOARD  CORP.  BONDS,  5.00%,  8/1/01,
  FSA  INSURED                              3,000,000     3,016,980
PALM  BEACH  HOUSING  FINANCE  AUTHORITY  MALLARDS  COVE  REVENUE  VRDN,
  6.175%,  3/1/22,  FIREMAN'S  INSURANCE  CO.  INSURED
                                            4,680,000     4,680,000

GEORGIA  -  0.9%
COLUMBUS  DOWNTOWN  IDA  REVENUE  BOND,  6.50%,  7/1/29
                                            3,900,000     3,873,246

                                            PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  CONT'D              AMOUNT         VALUE
ILLINOIS  -  2.2%
BERWYN  GO  BONDS,  7.00%,  11/15/10,  MBIA  INSURED
                                           $3,000,000    $3,085,890
STATE  DEVELOPMENT  FINANCE  AUTHORITY  WASTE  DISPOSAL  REVENUE  BOND,
  7.125%,  1/1/01                           5,000,000     5,012,500
STATE EDUCATIONAL FACILITIES AUTHORITY REVENUE BONDS, 4.75%, 9/1/00
                                            1,770,000     1,768,690

KENTUCKY  -  2.9%
CALHOUN  COUNTY  ECONOMIC  DEVELOPMENT  COUNCIL  REVENUE  VRDN,
  5.05%,  3/1/13,  LOC:  FNB  BOSTON        2,000,000     2,000,000
CALVERT  COUNTY  POLLUTION  CONTROL  REVENUE  VRDN:
  6.00%,  2/1/07                            1,000,000     1,000,000
  5.40%,  7/1/23                            3,000,000     3,000,000
IBERVILLE  PARISH  POLLUTION  CONTROL  REVENUE  VRDN,  5.40%,  10/1/12
                                            6,200,000     6,200,000
DEVELOPMENT  FINANCE  AUTHORITY  VRDN,  4.95%,  2/1/08,
  LOC:  NATIONAL  CITY  BANK                1,000,000     1,000,000

LOUISIANA  -  4.7%
HOUSING  FINANCE  AGENCY  MORTGAGE  REVENUE  VRDN,
  6.46%,  6/1/30,  GIC:  BAYER  LANDSBK     6,320,000     6,320,000
PUBLIC  FACILITIES  AUTHORITY  VRDN,  4.82%,  9/1/28,
  LOC: BANK OF NEW YORK, CONF: HIBERNIA NATIONAL BANK
                                           15,000,000    15,000,000

MARYLAND  -  1.7%
BALTIMORE  REVENUE  BONDS,  THE  ZAMOISKI  COMPANY  PROJECT,
  7.429%,  12/1/09                          6,723,578     6,723,578
MONTGOMERY  COUNTY  ECONOMIC  DEVELOPMENT  BOND,  5.25%,  11/1/09,
  LOC:  ALLFIRST  BANK                        800,000       801,168

MICHIGAN  -  0.9%
STATE  BUILDING  AUTHORITY  REVENUE  BONDS,  4.25%,  10/15/00
                                            3,915,000     3,913,199

MINNESOTA  -  3.3%
ARDEN  HILLS  HOUSING  AND  HEALTHCARE  FACILITIES  REVENUE  VRDN,
  4.33%,  9/1/29,  LOC:  US  BANK  - NAITONAL ASSOCIATION
                                            7,980,000     7,980,000
ST.  PAUL  PORT  AUTHORITY  REVENUE  BOND,  5.60%,  7/1/12
                                            6,690,000     6,690,000

MISSISSIPPI  -  3.9%
STATE HIGHWAY REVENUE BONDS, 4.50%, 6/1/01 17,370,000    17,388,412


MISSOURI  -  0.9%
DEVELOPMENT  FINANCE  BOARD  VRDN,  5.00%,  9/1/08,
  LOC:  MORGAN  GUARANTY  TRUST             4,000,000     4,000,000

NEBRASKA  -  0.6%
UNIVERSITY OF NEBRASKA FACILITIES CORP. REVENUE BONDS, 4.25%, 7/15/00
                                            2,525,000     2,524,773

NEW  HAMPSHIRE  -  1.2%
BUSINESS  FINANCE  AUTHORITY  INDUSTRIAL  FACILITY  REVENUE
  VRDN, 4.95%, 12/1/17, LOC: FIRSTAR BANK   5,500,000     5,500,000
STATE  HIGHER  EDUCATION  &  HEALTH REVENUE BONDS, 7.50%, 12/1/00
                                                5,000         5,011

                                            PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  CONT'D              AMOUNT         VALUE
NEW  YORK  -  18.4%
DORMITORY  AUTHORITY  REVENUE  BONDS,  5.00%,  2/15/00
                                           $3,865,000    $3,873,619
NEW YORK CITY GO BONDS, 4.25%, 8/1/00       9,005,000     9,002,118
NEW  YORK  CITY  IDA  VRDN,
  5.25%, 1/1/24, BPA: BANK OF NEW YORK      3,900,000     3,900,000
STATE  COPS  REVENUE  BONDS,
  4.75%,  2/1/01                           13,635,000    13,645,635
  4.00%,  3/1/01                            5,830,000     5,799,976
  5.00%,  3/1/01                           14,680,000    14,716,993
STATE POWER AUTHORITY, 4.40%, 7/10/00      31,500,000    31,500,000

NORTH  DAKOTA  -  1.1%
THREE AFFILIATED TRIBES OF THE FORT BERTHOLD RESERVATION REVENUE BOND,
  6.25%,  11/1/19                           5,000,000     4,964,250

OHIO  -  2.2%
WATER  DEVELOPMENT  AUTHORITY  REVENUE  BOND,  4.25%, 6/1/33
                                           10,000,000     9,847,500

PENNSYLVANIA  -  2.2%
STATE  COPS  BOND,  4.85%,  7/1/06,  AMBAC  INSURED
                                           10,000,000    10,000,000

PUERTO  RICO  -  2.8%
COMMONWEALTH  HIGHWAY  AND  TRANSPORTATION  AUTHORITY  REVENUE  BONDS,
  4.25%,  7/1/00                           12,490,000    12,489,875

SOUTH  CAROLINA  -  2.7%
JOBS-ECONOMIC  DEVELOPMENT  AUTHORITY  HEALTH  REVENUE,
  6.50%,  10/1/04                           6,750,000     6,676,087
STATE  EDUCATION  ASSISTANCE  AUTHORITY,  4.75%,  9/1/01
                                            5,375,000     5,375,054

TENNESSEE  -  1.0%
KNOX  COUNTY  HEALTH  EDUCATIONAL  &  HOUSING  FACILITIES  BOARD
  REVENUE  VRDN, 5.45%, 12/1/29, LOC: FIRST TENNESSEE BANK
                                            4,500,000     4,500,000

TEXAS  -  2.6%
BRAZOS  RIVER  AUTHORITY  REVENUE  BONDS,  5.50%,  6/1/30
                                            4,000,000     4,000,000
HARRIS  COUNTY  HEALTH  FACILITIES  DEVELOPMENT  CORP.  REVENUE
  VRDN,  4.55%,  2/15/27,  LOC:  HELLER  FINANCIAL,
  BPA:  MORGAN  GUARANTY  TRUST,  NATIONS  BANK  & TORONTO-DOMINION
                                              140,000       140,000
HARRIS  COUNTY  MFH  HOUSING  FINANCIAL  CORP.,  5.57%,  6/1/30,
  LOC:  HELLER  FINANCIAL,  BPA:  MORGAN  GUARANTY  TRUST,
  NATIONS  BANK  &  TORONTO-DOMINION        5,500,000     5,500,000
STATE  GO  BONDS,  4.50%,  8/31/00          2,000,000     2,000,220

VERMONT  -  3.5%
STUDENT  ASSISTANCE  CORP.  PROMISSORY  NOTES,
  4.10%,  12/15/00                          7,155,000     7,128,240
  4.55%,  12/15/00                          8,430,000     8,414,995

                                            PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  CONT'D              AMOUNT         VALUE
VIRGIN  ISLANDS  -  2.2%
PUBLIC  FINANCE  AUTHORITY  REVENUE  BONDS,
  5.00%,  10/1/00                          $1,000,000    $1,001,190

VIRGINIA  -  1.2%
HENRY  COUNTY,  5.00%,  7/6/01              5,375,000     5,376,290

WASHINGTON  -  0.7%
PUBLIC  POWER  SUPPLY REVENUE BONDS, SERIES A,  7.30%, 7/1/00
                                            3,000,000     3,000,210

WEST  VIRGINIA  -  5.1%
ECONOMIC DEVELOPMENT AUTHORITY COMMERCIAL REVENUE,
  8.00%,  4/1/25                           23,000,000    22,934,680

WISCONSIN  -  3.6%
DE PERE IDA REVENUE BOND, 4.20%, 6/1/29    10,000,000     9,993,600
FOREST  COUNTY  POTAWATOMIE  COMMUNITY,  5.75%,  12/15/04
                                            2,130,000     2,068,464
STATE  GO  BONDS,  5.10%,  5/1/01           4,000,000     4,019,880

WYOMING  -  0.9%
ALBANY COUNTY POLLUTION CONTROL REVENUE BOND,  5.10%, 12/1/15
                                            4,100,000     4,094,178

OTHER  -  5.5%
FORT  MOJAVE  INDIAN  TRIBE  OF  ARIZONA, CALIFORNIA AND NEVADA PUBLIC
  FACILITIES  COMBINED  LO  AND  REVENUE  BONDS  ADJUSTABLE  RATE  AND
  TENDER SERIES A OF 1993, 12.50%,12/1/18   3,640,180     3,640,180
LEHMAN  BROTHERS  INC  AS  TRUSTOR-  POOLED  TRUST  RECEIPTS  VRDN,
  5.30%,  7/1/12,  LOC:  BANK  OF  AMERICA,
  LOC & BPA: INDUST BANK OF JAPAN          21,000,000    21,000,000


    TOTAL INVESTMENTS (COST $480,355,270) - 107.0%      479,748,699
    OTHER ASSETS AND LIABILITIES, NET - (7.0%)         (31,321,177)
    NET ASSETS - 100%                                  $448,427,522


NET  ASSETS  CONSIST  OF  :
PAID IN CAPITAL APPLICABLE TO 42,136,165 SHARES OF BENEFICIAL INTEREST,
  UNLIMITED  NUMBER  OF  NO PAR SHARES AUTHORIZED:     $449,404,605
UNDISTRIBUTED  NET  INVESTMENT  INCOME                      160,122
ACCUMULATED REALIZED GAIN (LOSS) ON INVESTMENTS           (530,634)
NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS
                                                          (606,571)

     NET  ASSETS                                       $448,427,522

     NET  ASSET  VALUE  PER  SHARE                           $10.64





SEE  NOTES  TO  FINANCIAL  STATEMENTS.

LONG-TERM  PORTFOLIO
STATEMENT  OF  NET  ASSETS
JUNE  30,  2000

                                            PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  102.3%              AMOUNT         VALUE
ARIZONA  -  4.5%
MARICOPA  COUNTY  SCHOOL  DISTRICT  69  GO  BONDS,  6.25%,  7/1/14,
  FSA  INSURED                             $2,000,000    $2,190,320

CALIFORNIA  -  2.2%
LOS  ANGELES  UNIFIED  SCHOOL  DISTRICT  GO  BONDS,  6.00%,  7/1/15,
  FGIC  INSURED                             1,000,000     1,090,270

FLORIDA  -  8.5%
DADE COUNTY GO BONDS, 7.75%, 10/1/18, AMBAC INSURED
                                            2,000,000     2,501,980
DADE COUNTY IDA REVENUE BONDS, 8.00%, 6/1/22
                                            1,600,000     1,666,592

GEORGIA  -  8.4%
GO  BONDS,  5.00%,  7/1/16                  2,000,000     1,902,660
MUNICIPAL  GAS  AUTHORITY  AND  GAS  REVENUE  VRDN,
  5.90%, 11/1/07, LOC: BANK OF AMERICA      2,200,000     2,199,951

ILLINOIS  -  7.8%
DEVELOPMENT FINANCE AUTHORITY REVENUE BONDS, 5.75%, 5/15/14
                                            2,000,000     2,019,360
DUPAGE  COUNTY  HIGH  SCHOOL  DISTRICT  87  GO  BONDS,  5.10%,  12/1/20
                                            2,000,000     1,835,420

LOUISIANA  -  7.5%
LOCAL  GOVERNMENT  ENVIROMENTAL  FACILITIES  REVENUE  BONDS,
  6.30%,  7/1/30,  AMBAC  INSURED           2,000,000     2,117,080
PUBLIC  FACILITY  AUTHORITY  MFH REVENUE BONDS, 7.00%, 6/1/24
                                            1,630,000     1,567,815

MARYLAND  -  4.5%
CAMBRIDGE  ECONOMIC  DEVELOPMENT REVENUE BONDS, 8.50%, 4/1/14
                                            2,100,000     2,230,893

MASSACHUSETTS  -  7.0%
GO  BONDS,  5.25%,  8/1/18                  2,000,000     1,929,740
WATER  RESOURCE  AUTHORITY  REVENUE  BONDS,  5.50%,  8/1/15,
  FSA  INSURED                              1,500,000     1,521,465

MICHIGAN  -  2.0%
STATE TRUNK LINE REVENUE BONDS, 5.50%, 11/1/18
                                            1,000,000       990,810

NEW  YORK  -  11.4%
PORT AUTHORITY NEW YORK AND NEW JERSEY, CONSOLIDATED REVENUE BONDS,
  6.12%,  6/1/94                            2,500,000     2,634,300
STATE  ENERGY  RESOURCES  AND  DEVELOPMENT  AUTHORITY,
  5.15%,  3/1/16,  MBIA  INSURED            2,000,000     1,892,000
UTGO,  5.12%,  8/1/14,  FGIC  INSURED       1,100,000     1,060,917

                                            PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  CONT'D              AMOUNT         VALUE
NORTH  CAROLINA  -  3.6%
COMMUNITY  HEALTH  CARE  FACILITY-DUKE  UNIVERSITY,  4.75%,  6/1/21
                                           $1,000,000      $849,990
EASTERN  MUNICIPLE  POWER AGENCY REVENUE BONDS, 4.50%, 1/1/24
                                            1,040,000       893,360

OHIO  -  4.3%
CUYAHOGA  COUNTY  HOSPITAL  REVENUE  BOND,  6.25%,  8/15/10,
  MBIA  INSURED                             2,000,000     2,093,760

PUERTO  RICO  -  2.4%
COMMONWEALTH  INFRASTRUCTURE  FINANCING  AUTHORITY  VRDN,
  4.42%, 7/1/28, BPA: BANK OF AMERICA       1,200,000     1,200,000

RHODE  ISLAND  -  1.2%
PORT  AUTHORITY  &  ECONOMIC  DEVELOPMENT  CORP.  AIRPORT
  REVENUE BONDS, SERIES A, 7.00%, 7/1/14, FSA INSURED
                                              500,000       569,605

TENNESSEE  -  2.4%
KNOX  COUNTY  HEALTH  EDUCATIONAL  AND  HOUSING  FACILITIES
  REVENUE  BONDS,  5.75%,  1/1/14           1,175,000     1,199,358

TEXAS  -  4.0%
TARRANT COUNTY HEALTH FACILITIES DEVELOPMENT CORP. REVENUE BONDS,
  TEXAS HEALTH RESOURCES, 5.75%, 2/15/15, MBIA INSURED
                                            2,000,000     1,968,800

VERMONT  -  1.7%
EDUCATION  &  HEALTH  BUILDINGS  FINANCING  AGENCY  REVENUE  BONDS,
  5.00%,  11/1/38,                          1,000,000       855,800

VIRGIN  ISLANDS  -  2.1%
PUBLIC  FINANCE  AUTHORITY  REVENUE  BOND,  6.37%,  10/1/19
                                            1,000,000     1,006,260

VIRGINIA  -  5.8%
CHESAPEAKE  BAY  BRIDGES  AND  TUNNEL,  5.50%, 7/1/25, MBIA INSURED
                                            1,500,000     1,466,130
FAIRFAX  COUNTY  WATER AUTHORITY REVENUE BONDS, 5.00%, 4/1/21
                                            1,500,000     1,371,330

WASHINGTON  -  4.8%
CENTRAL  PUGET  SOUND  REGIONAL  TRANSPORTATION  AUTHORITY,  5.25%,  2/1/21,
  FGIC  INSURED                             2,500,000     2,358,775

WEST  VIRGINIA  -  5.4%
ECONOMIC  DEVELOPMENT  AUTHORITY REVENUE BONDS VRDN, 8.00%, 4/1/25
                                            1,000,000       997,160
STATE  HOUSING  DEVELOPMENT FUND REVENUE BONDS, 5.05%, 5/1/14
                                            1,780,000     1,670,797

                                            PRINCIPAL
MUNICIPAL  OBLIGATIONS  -  CONT'D              AMOUNT         VALUE
OTHER  -  0.8%
PITNEY  BOWES  CREDIT  CORP.  VRDN,  4.99%,  10/10/01,
  BPA: PINEY BOWES CREDIT                    $400,000      $400,000


    TOTAL INVESTMENTS (COST $50,909,381) - 102.3%        50,252,698
    OTHER  ASSETS  AND  LIABILITIES,  NET  -  (2.3%)    (1,107,909)
    NET  ASSETS  100%                                   $49,144,789


NET  ASSETS  CONSIST  OF:
PAID  IN  CAPITAL  APPLICABLE  TO  THE  FOLLOWING  3,144,688  SHARES  OF
  BENEFICIAL INTEREST, UNLIMITED NUMBER OF NO PAR VALUE SHARES AUTHORIZED:
                                                         50,921,404
UNDISTRIBUTED  NET  INVESTMENT  INCOME                       30,014
ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS     (1,149,946)
NET  UNREALIZED  APPRECIATION  (DEPRECIATION)  ON  INVESTMENTS
                                                          (656,683)

    NET  ASSETS                                         $49,144,789

    NET  ASSET  VALUE  PER  SHARE                            $15.63






EXPLANATION  OF  GUARANTEES:
BPA: BOND-PURCHASE AGREEMENT             LOC: LETTER OF CREDIT
C/LOC: COLLATERALIZED LOC                SURBD: SURETY BOND
GA: GUARANTY  AGREEMENT                  TOA: TENDER OPTION AGREEMENT\
GTD: GUARANTEED


ABBREVIATIONS:
COPS: CERTIFICATES OF PARTICIPATION     LO: LIMITED OBLIGATION
FSA: FINANCIAL SECURITY ADVISOR     MBIA: MUNICIPAL BOND INSURANCE ASSOCIATION
GO: GENERAL OBLIGATION                  MFH: MULTI-FAMILY HOUSING
IDA: INDUSTRIAL DEVELOPMENT AUTHORITY   UTGO: UNLIMITED TAX GENERAL OBLIGATION
IRB: INDUSTRIAL BUILDING AUTHORITY      VRDN: VARIABLE RATE DEMAND NOTES


CERTAIN SECURITIES HAVE OPTIONAL OR MANDATORY TENDER FEATURES WHICH GIVE THEM A SHORTER EFFECTIVE MATURITY DATE.

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

STATEMENTS  OF  OPERATIONS
SIX  MONTHS  ENDED  JUNE  30,  2000

                                  MONEY MARKET  LIMITED-TERM      LONG-TERM
NET  INVESTMENT  INCOME              PORTFOLIO     PORTFOLIO      PORTFOLIO
INVESTMENT  INCOME:
  INTEREST INCOME                  $32,855,399   $11,971,576     $1,442,368

EXPENSES:
  INVESTMENT ADVISORY FEE            1,498,724     1,475,218        148,258
  TRANSFER AGENCY FEES AND EXPENSES    963,191       130,542         15,992
  DISTRIBUTION PLAN EXPENSES:
    CLASS A                                  -             -         22,239
    CLASS T                             51,347             -              -
  TRUSTEES' FEES AND EXPENSES           78,279        27,574          2,484
  ADMINISTRATIVE FEES:
    CLASS O                          1,630,420             -              -
    CLASS A                                  -        19,804          1,961
    INSTITUTIONAL CLASS                 51,446             -              -
    CLASS T                             53,401             -              -
  ACCOUNTING FEES                       43,940        31,093          8,456
  CUSTODIAN FEES                       113,223        33,125          8,498
  REGISTRATION FEES                     28,457        20,130          9,325
  REPORTS TO SHAREHOLDERS              139,359        26,920          4,102
  PROFESSIONAL FEES                     32,592        12,201          3,010
  MISCELLANEOUS                         37,721        10,157          1,497
       TOTAL EXPENSES                4,722,100     1,786,764        225,822
       FEES PAID INDIRECTLY          (149,100)      (51,704)       (10,773)
         NET EXPENSES                4,573,000     1,735,060        215,049

       NET INVESTMENT INCOME        28,282,399    10,236,516      1,227,319

REALIZED  AND  UNREALIZED  GAIN
(LOSS)  ON  INVESTMENTS
NET REALIZED GAIN (LOSS) ON INVESTMENTS
                                      (17,629)     (278,652)      (364,561)
CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)
                                             -       540,987      1,402,627

    NET REALIZED AND UNREALIZED
    GAIN (LOSS) ON INVESTMENTS         (17,629)      262,335      1,038,066

    INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS       $28,264,770  $10,498,851     $2,265,385


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

MONEY  MARKET  PORTFOLIO
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                     SIX MONTHS ENDED     YEAR ENDED
                                             JUNE 30,   DECEMBER 31,
INCREASE  (DECREASE)  IN  NET  ASSETS            2000           1999
OPERATIONS:
  NET INVESTMENT INCOME                   $28,282,399    $50,432,267
  NET REALIZED GAIN (LOSS)                   (17,629)      (266,565)

    INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS              28,264,770     50,165,702

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM:
  NET INVESTMENT INCOME:
    CLASS O SHARES                       (23,354,718)   (39,960,319)
    INSTITUTIONAL CLASS SHARES            (4,234,640)   (10,044,850)
    CLASS T SHARES                          (721,675)      (605,836)
      TOTAL DISTRIBUTIONS                (28,311,033)   (50,611,005)

CAPITAL SHARE TRANSACTIONS:
  SHARES SOLD:
    CLASS O SHARES                        763,599,665  1,654,910,623
    INSTITUTIONAL CLASS SHARES          1,524,870,973  3,266,828,573
    CLASS T SHARES                         38,783,576     82,654,106
  REINVESTMENT OF DISTRIBUTIONS:
    CLASS O SHARES                         23,026,349     39,057,337
    INSTITUTIONAL CLASS SHARES              2,553,874      5,350,278
    CLASS T SHARES                            721,764        600,876
  SHARES REDEEMED:
    CLASS O SHARES                      (833,832,411) 1,770,984,377)
    INSTITUTIONAL CLASS SHARES        (1,502,775,993)(3,281,531,974)
    CLASS T SHARES                       (37,090,014)   (46,196,817)
      TOTAL CAPITAL SHARE TRANSACTIONS   (20,142,217)   (49,311,375)

TOTAL INCREASE (DECREASE) IN NET ASSETS  (20,188,480)   (49,756,678)

NET  ASSETS
BEGINNING  OF  PERIOD                   1,552,531,851  1,602,288,529
END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS) OF ($5,365) AND $23,269, RESPECTIVELY)
                                       $1,532,343,371 $1,552,531,851

                                     SIX MONTHS ENDED     YEAR ENDED
                                             JUNE 30,   DECEMBER 31,
CAPITAL  SHARE  ACTIVITY                         2000           1999
SHARES  SOLD:
  CLASS O SHARES                          763,599,665  1,654,910,623
  INSTITUTIONAL CLASS SHARES            1,524,870,973  3,266,828,573
  CLASS T SHARES                           38,783,576     82,654,106
REINVESTMENT  OF  DISTRIBUTIONS:
  CLASS O SHARES                           23,026,349     39,057,337
  INSTITUTIONAL CLASS SHARES                2,553,874      5,350,278
  CLASS T SHARES                              721,764        600,876
SHARES  REDEEMED:
  CLASS O SHARES                        (833,832,411)(1,770,984,377)
  INSTITUTIONAL CLASS SHARES          (1,502,775,993)(3,281,531,974)
  CLASS T SHARES                         (37,090,014)   (46,196,817)
    TOTAL CAPITAL SHARE ACTIVITY         (20,142,217)   (49,311,375)

SEE  NOTES  TO  FINANCIAL  STATEMENTS.

LIMITED-TERM  PORTFOLIO
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                     SIX MONTHS ENDED     YEAR ENDED
                                             JUNE 30,   DECEMBER 31,
INCREASE  (DECREASE)  IN  NET  ASSETS            2000           1999
OPERATIONS:
  NET INVESTMENT INCOME                   $10,236,516    $19,328,307
  NET REALIZED GAIN (LOSS)                  (278,652)      (270,725)
  CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)
                                              540,987    (3,679,858)

    INCREASE (DECREASE) IN NET ASSETS
    RESULTING  FROM  OPERATIONS            10,498,851     15,377,724

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM:
  NET  INVESTMENT  INCOME                (10,145,746)   (19,327,414)
  NET REALIZED GAIN ON INVESTMENTS                  -       (20,908)
    TOTAL DISTRIBUTIONS                  (10,145,746)   (19,348,322)

CAPITAL  SHARE  TRANSACTIONS:
  SHARES SOLD                             161,280,122    338,338,048
  REINVESTMENT OF DISTRIBUTIONS:            8,767,740     16,228,878
  SHARES REDEEMED                       (245,716,508)  (374,065,345)
    TOTAL CAPITAL SHARE TRANSACTIONS     (75,668,646)   (19,498,419)

TOTAL INCREASE (DECREASE) IN NET ASSETS  (75,315,541)   (23,469,017)

NET  ASSETS
BEGINNING  OF  PERIOD                     523,743,063    547,212,080
END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
  INCOME OF $160,122 AND $69,352, RESPECTIVELY)
                                         $448,427,522   $523,743,063

CAPITAL  SHARE  ACTIVITY
SHARES  SOLD                               15,143,151     31,666,326
REINVESTMENT  OF  DISTRIBUTIONS               824,556      1,521,419
SHARES REDEEMED                          (23,069,058)   (35,023,392)
  TOTAL CAPITAL SHARE ACTIVITY            (7,101,351)    (1,835,647)


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

LONG-TERM  PORTFOLIO
STATEMENTS  OF  CHANGES  IN  NET  ASSETS

                                    SIX MONTHS  ENDED     YEAR ENDED
                                             JUNE 30,   DECEMBER 31,
INCREASE  (DECREASE)  IN  NET  ASSETS            2000           1999
OPERATIONS:
  NET INVESTMENT INCOME                    $1,227,319     $2,442,655
  NET REALIZED GAIN (LOSS)                  (364,561)      (786,588)
  CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION)
                                            1,402,627    (4,280,900)

    INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS               2,265,385    (2,624,833)

DISTRIBUTIONS  TO  SHAREHOLDERS  FROM:
  NET INVESTMENT INCOME                   (1,205,978)    (2,435,609)
  NET REALIZED GAIN ON INVESTMENTS                  -      (245,663)
    TOTAL DISTRIBUTIONS                   (1,205,978)    (2,681,272)

CAPITAL SHARE TRANSACTIONS:
  SHARES SOLD                                 852,899      8,428,904
  REINVESTMENT OF DISTRIBUTIONS             1,013,331      2,272,572
  SHARES REDEEMED                         (4,926,708)   (11,926,958)
    TOTAL CAPITAL SHARE TRANSACTIONS      (3,060,478)    (1,225,482)

TOTAL INCREASE (DECREASE) IN NET ASSETS   (2,001,071)    (6,531,587)

NET  ASSETS
BEGINNING  OF  PERIOD                      51,145,860     57,677,447
END  OF  PERIOD  (INCLUDING  UNDISTRIBUTED  NET  INVESTMENT
  INCOME OF $30,014 AND $8,673, RESPECTIVELY)
                                          $49,144,789    $51,145,860

CAPITAL  SHARE  ACTIVITY
SHARES  SOLD                                   55,409        509,993
REINVESTMENT  OF  DISTRIBUTIONS                65,880        141,172
SHARES  REDEEMED                            (320,131)      (738,580)
  TOTAL CAPITAL SHARE ACTIVITY              (198,842)       (87,415)


SEE  NOTES  TO  FINANCIAL  STATEMENTS.

NOTES  TO  FINANCIAL  STATEMENTS

NOTE  A  -  SIGNIFICANT  ACCOUNTING  POLICIES
GENERAL: CALVERT TAX-FREE RESERVES (THE "FUND") IS REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 AS AN OPEN-END MANAGEMENT INVESTMENT COMPANY. THE FUND IS COMPRISED OF FIVE SEPARATE PORTFOLIOS, THREE OF WHICH ARE REPORTED HEREIN; MONEY MARKET, LIMITED-TERM AND LONG-TERM. MONEY MARKET AND LIMITED-TERM ARE REGISTERED AS DIVERSIFIED PORTFOLIOS AND LONG-TERM AS A NON-DIVERSIFIED PORTFOLIO. THE OPERATIONS OF EACH PORTFOLIO ARE ACCOUNTED FOR SEPARATELY. EACH PORTFOLIO OFFERS SHARES OF BENEFICIAL INTEREST. MONEY MARKET CLASS O AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A SALES CHARGE. INSTITUTIONAL CLASS SHARES REQUIRE A MINIMUM ACCOUNT BALANCE OF $1,000,000 AND HAVE A LOWER EXPENSE RATIO THAN CLASS O SHARES. SHARES OF LIMITED-TERM AND LONG-TERM ARE SOLD WITH A MAXIMUM FRONT-END SALES CHARGE OF 1.00% AND 3.75%, RESPECTIVELY. EFFECTIVE MARCH 1, 1999, MONEY MARKET BEGAN TO OFFER CLASS T SHARES. CLASS T SHARES ARE SOLD TO INVESTORS WITH BROKERAGE ACCOUNTS AT THE ADVISORS GROUP, INC. CLASS T SHARES ARE SOLD WITHOUT A SALES CHARGE.
SECURITY VALUATION: MUNICIPAL SECURITIES ARE VALUED UTILIZING THE AVERAGE OF BID PRICES OR AT BID PRICES BASED ON A MATRIX SYSTEM (WHICH CONSIDERS SUCH FACTORS AS SECURITY PRICES, YIELDS, MATURITIES AND RATINGS) FURNISHED BY DEALERS THROUGH AN INDEPENDENT PRICING SERVICE. SECURITIES (INCLUDING OPTIONS) LISTED OR TRADED ON A NATIONAL SECURITIES EXCHANGE ARE VALUED AT THE LAST REPORTED SALE PRICE. ALL SECURITIES FOR MONEY MARKET ARE VALUED AT AMORTIZED COST WHICH APPROXIMATES MARKET. OTHER SECURITIES AND ASSETS FOR WHICH MARKET QUOTATIONS ARE NOT AVAILABLE OR DEEMED INAPPROPRIATE ARE VALUED IN GOOD FAITH UNDER THE DIRECTION OF THE BOARD OF TRUSTEES.
FUTURES CONTRACTS: LONG-TERM MAY ENTER INTO FUTURES CONTRACTS AGREEING TO BUY OR SELL A FINANCIAL INSTRUMENT FOR A SET PRICE AT A FUTURE DATE. THE PORTFOLIO MAINTAINS SECURITIES WITH A VALUE EQUAL TO ITS OBLIGATION UNDER EACH CONTRACT. INITIAL MARGIN DEPOSITS OF EITHER CASH OR SECURITIES ARE MADE UPON ENTERING INTO FUTURES CONTRACTS; THEREAFTER, VARIATION MARGIN PAYMENTS ARE MADE OR RECEIVED DAILY REFLECTING THE CHANGE IN MARKET VALUE. UNREALIZED OR REALIZED GAINS AND LOSSES ARE RECOGNIZED BASED ON THE CHANGE IN MARKET VALUE. RISKS OF FUTURES CONTRACTS ARISE FROM THE POSSIBLE ILLIQUIDITY OF THE FUTURES MARKETS AND THE MOVEMENT IN THE VALUE OF THE INVESTMENT OR IN INTEREST RATES.
SECURITY TRANSACTIONS AND INVESTMENT INCOME: SECURITY TRANSACTIONS ARE ACCOUNTED FOR ON TRADE DATE. REALIZED GAINS AND LOSSES ARE RECORDED ON AN IDENTIFIED COST BASIS. INTEREST INCOME, ACCRETION OF DISCOUNT AND AMORTIZATION OF PREMIUM ARE RECORDED ON AN ACCRUAL BASIS. INVESTMENT INCOME AND REALIZED GAINS AND LOSSES ARE ALLOCATED TO SEPARATE CLASSES OF SHARES BASED UPON THE RELATIVE NET ASSETS OF EACH CLASS. EXPENSES ARISING IN CONNECTION WITH A CLASS ARE CHARGED DIRECTLY TO THAT CLASS. EXPENSES COMMON TO THE CLASSES ARE ALLOCATED TO EACH CLASS IN PROPORTION TO THEIR RELATIVE NET ASSETS.
DISTRIBUTIONS TO SHAREHOLDERS: DISTRIBUTIONS TO SHAREHOLDERS ARE RECORDED BY THE FUND ON EX-DIVIDEND DATE. DIVIDENDS FROM NET INVESTMENT INCOME ARE ACCRUED DAILY AND PAID MONTHLY FOR MONEY MARKET; DIVIDENDS FROM NET INVESTMENT INCOME ARE DECLARED AND PAID MONTHLY FOR LIMITED-TERM AND LONG-TERM. DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS, IF ANY, ARE PAID AT LEAST ANNUALLY. DISTRIBUTIONS ARE DETERMINED IN ACCORDANCE WITH INCOME TAX REGULATIONS WHICH MAY DIFFER FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPLES; ACCORDINGLY, PERIODIC

RECLASSIFICATIONS ARE MADE WITHIN THE FUND'S CAPITAL ACCOUNTS TO REFLECT INCOME AND GAINS AVAILABLE FOR DISTRIBUTION UNDER INCOME TAX REGULATIONS.
ESTIMATES: THE PREPARATION OF FINANCIAL STATEMENTS IN CONFORMITY WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES REQUIRES MANAGEMENT TO MAKE ESTIMATES AND ASSUMPTIONS THAT AFFECT THE REPORTED AMOUNTS OF ASSETS AND LIABILITIES AND DISCLOSURE OF CONTINGENT ASSETS AND LIABILITIES AT THE DATE OF THE FINANCIAL STATEMENTS AND THE REPORTED AMOUNTS OF INCOME AND EXPENSES DURING THE REPORTING PERIOD. ACTUAL RESULTS COULD DIFFER FROM THOSE ESTIMATES.
EXPENSE OFFSET ARRANGEMENTS: THE FUND HAS AN ARRANGEMENT WITH ITS CUSTODIAN BANK WHEREBY THE CUSTODIAN'S AND TRANSFER AGENT'S FEES MAY BE PAID INDIRECTLY BY CREDITS EARNED ON THE FUND'S CASH ON DEPOSIT WITH THE BANK. SUCH A DEPOSIT
ARRANGEMENT  IS  AN  ALTERNATIVE  TO  OVERNIGHT  INVESTMENTS.
FEDERAL INCOME TAXES: NO PROVISION FOR FEDERAL INCOME OR EXCISE TAX IS REQUIRED SINCE THE FUND INTENDS TO CONTINUE TO QUALIFY AS A REGULATED INVESTMENT COMPANY UNDER THE INTERNAL REVENUE CODE AND TO DISTRIBUTE SUBSTANTIALLY ALL OF ITS TAXABLE EARNINGS.
NOTE  B  -  RELATED  PARTY  TRANSACTIONS
CALVERT ASSET MANAGEMENT COMPANY, INC. (THE "ADVISOR") IS WHOLLY-OWNED BY CALVERT GROUP, LTD. ("CALVERT"), WHICH IS INDIRECTLY WHOLLY-OWNED BY AMERITAS ACACIA MUTUAL HOLDING COMPANY ("AMERITAS ACACIA"). THE ADVISOR PROVIDES INVESTMENT ADVISORY SERVICES AND PAYS THE SALARIES AND FEES OF OFFICERS AND AFFILIATED TRUSTEES OF THE FUND. FOR ITS SERVICES, THE ADVISOR RECEIVES MONTHLY FEES BASED ON THE FOLLOWING ANNUAL RATES OF AVERAGE DAILY NET ASSETS:

                                      FIRST          NEXT           OVER
                                 $500 MILLION   $500 MILLION    $1 BILLION
MONEY  MARKET                         .25%           .20%           .15%
LIMITED-TERM                          .60%           .50%           .40%
LONG-TERM                             .60%           .50%           .40%

UNDER THE TERMS OF THE AGREEMENT, $419,477, $283,236, AND $32,831 WERE PAYABLE AT PERIOD END FOR MONEY MARKET, LIMITED-TERM AND LONG-TERM, RESPECTIVELY. THE ADVISORS GROUP, INC. ("TAG"), ALSO A WHOLLY-OWNED SUBSIDARY OF AMERITAS ACACIA, IS A BROKER-DEALER. TAG OFFERS CLASS T SHARES AS A SWEEP ACCOUNT FOR ITS BROKERAGE CUSTOMERS.
CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF THE ADVISOR, PROVIDES ADMINISTRATIVE SERVICES TO THE FUND FOR AN ANNUAL FEE. CLASS O, CLASS T AND INSTITUTIONAL CLASS OF MONEY MARKET PAY ANNUAL RATES OF .26%, .26% AND .05%, RESPECTIVELY, BASED ON THEIR AVERAGE DAILY NET ASSETS. THE REMAINING PORTFOLIOS OF THE FUND PAY MONTHLY AN ANNUAL FEE OF $80,000, WHICH IS ALLOCATED BETWEEN THE PORTFOLIOS BASED ON THEIR RELATIVE NET ASSETS. UNDER THE TERMS OF THE AGREEMENT, $282,322 AND $3,246 WERE PAYABLE AT PERIOD END FOR MONEY MARKET AND LIMITED-TERM, RESPECTIVELY.
CALVERT DISTRIBUTORS, INC., AN AFFILIATE OF THE ADVISOR, IS THE DISTRIBUTOR AND PRINCIPAL UNDERWRITER FOR THE FUND. DISTRIBUTION PLANS, ADOPTED BY CLASS T OF
MONEY MARKET AND       LONG-TERM, ALLOW THE PORTFOLIO TO PAY THE DISTRIBUTOR FOR
EXPENSES AND SERVICES ASSOCIATED WITH DISTRIBUTION OF SHARES. THE EXPENSES PAID MAY NOT EXCEED AN ANNUAL RATE OF AVERAGE DAILY NET ASSETS OF .25% ON CLASS T OF MONEY MARKET AND .35% ON LONG-TERM.

THE DISTRIBUTOR RECEIVED $4,056 AND $3,121 AS ITS PORTION OF COMMISSIONS CHARGED ON SALES OF LIMITED-TERM AND LONG-TERM, RESPECTIVELY. UNDER THE TERMS OF THE AGREEMENT, $8,065 AND $3,618 WERE PAYABLE AT PERIOD END FOR MONEY MARKET AND LONG-TERM, RESPECTIVELY.
CALVERT SHAREHOLDER SERVICES, INC. ("CSSI"), AN AFFILIATE OF THE ADVISOR, IS THE SHAREHOLDER SERVICING AGENT FOR THE FUND. FOR ITS SERVICES, CSSI RECEIVES FEES OF $515,266, $17,498, AND $1,862 FOR THE SIX MONTHS ENDED JUNE 30, 2000 FOR MONEY MARKET, LIMITED-TERM AND LONG-TERM, RESPECTIVELY. UNDER THE TERMS OF THE AGREEMENT, $81,108, $3,112, AND $317 WERE PAYABLE AT PERIOD END FOR MONEY MARKET, LIMITED-TERM AND LONG-TERM, RESPECTIVELY. NATIONAL FINANCIAL DATA SERVICES, INC., IS THE TRANSFER AND DIVIDEND DISBURSING AGENT.
EACH TRUSTEE WHO IS NOT AFFILIATED WITH THE ADVISOR RECEIVED AN ANNUAL FEE OF $20,500 PLUS UP TO $1,500 FOR EACH BOARD AND COMMITTEE MEETING ATTENDED. TRUSTEE FEES ARE ALLOCATED TO EACH OF THE FUNDS SERVED.
NOTE  C  -  INVESTMENT  ACTIVITY
DURING THE PERIOD, PURCHASES AND SALES OF INVESTMENTS, OTHER THAN SHORT-TERM SECURITIES, WERE:

                                         LIMITED-TERM     LONG-TERM
PURCHASES                                $153,573,297   $15,358,549
SALES          232,930,719     9,383,890

MONEY  MARKET  HELD  ONLY  SHORT-TERM  INVESTMENTS.

THE COST OF INVESTMENTS OWNED AT JUNE 30, 2000 WAS SUBSTANTIALLY THE SAME FOR FEDERAL INCOME TAX AND FINANCIAL REPORTING PURPOSES FOR EACH PORTFOLIO. THE FOLLOWING TABLE PRESENTS THE COMPONENTS OF NET UNREALIZED APPRECIATION (DEPRECIATION) AS OF JUNE 30, 2000:

                                 MONEY MARKET   LIMITED-TERM     LONG-TERM
UNREALIZED  APPRECIATION                 -        $31,174         $845,123
UNREALIZED  DEPRECIATION                 -      (637,745)      (1,501,806)
  NET                                    -     ($606,571)       ($656,683)



PORTFOLIOS MAY SELL OR PURCHASE SECURITIES FROM OTHER PORTFOLIOS MANAGED BY THE ADVISOR, PRIMARILY AS A CASH MANAGEMENT PRACTICE. ALL TRANSACTIONS ARE EXECUTED AT INDEPENDENTLY DERIVED PRICES PURSUANT TO RULE 17A-7 UNDER THE INVESTMENT COMPANY ACT OF 1940.

NOTE  D  -  LINE  OF  CREDIT
A FINANCING AGREEMENT IS IN PLACE WITH ALL CALVERT GROUP FUNDS (EXCEPT FOR THE CALVERT SOCIAL INVESTMENT FUND MANAGED INDEX AND CVS AMERITAS INDEX 500 PORTFOLIOS) AND STATE STREET BANK AND TRUST COMPANY ("THE BANK"). UNDER THE AGREEMENT, THE BANK IS PROVIDING AN UNSECURED LINE OF CREDIT FACILITY, IN THE AGGREGATE AMOUNT OF $50 MILLION ($25 MILLION COMMITTED AND $25 MILLION
UNCOMMITTED), TO BE ACCESSED BY THE FUNDS FOR TEMPORARY OR EMERGENCY PURPOSES ONLY. BORROWINGS UNDER THIS FACILITY BEAR INTEREST AT THE OVERNIGHT FEDERAL
FUNDS RATE PLUS .50% PER ANNUM. A COMMITMENT FEE OF .10% PER ANNUM WILL BE INCURRED ON THE UNUSED PORTION OF THE COMMITTED FACILITY WHICH WILL BE ALLOCATED TO ALL PARTICIPATING FUNDS.
THE MONEY MARKET AND LIMITED-TERM PORTFOLIOS HAD OUTSTANDING BORROWINGS OF $1,160,000 AND $8,062,000 RESPECTIVELY, AT AN INTEREST RATE OF 7.125% AT JUNE 30, 2000. THE LONG-TERM PORTFOLIO HAD NO LOANS OUTSTANDING PURSUANT TO THIS LINE OF CREDIT AT JUNE 30, 2000.

MONEY  MARKET  PORTFOLIO
FINANCIAL  HIGHLIGHTS

                                                  PERIODS ENDED
                                      JUNE 30,   DECEMBER 31,  DECEMBER 31,
CLASS  0  SHARES                          2000           1999          1998
NET  ASSET  VALUE,  BEGINNING            $1.00          $1.00         $1.00
INCOME  FROM  INVESTMENT  OPERATIONS
  NET INVESTMENT INCOME                   .019           .030          .032
DISTRIBUTIONS  FROM
  NET INVESTMENT INCOME                 (.019)         (.030)        (.032)
NET  ASSET  VALUE,  ENDING               $1.00          $1.00         $1.00

TOTAL  RETURN                            1.88%          3.04%         3.22%
RATIOS  TO  AVERAGE  NET  ASSETS:
  NET INVESTMENT INCOME                  3.72% (A)      2.97%         3.17%
  TOTAL EXPENSES                          .67% (A)       .65%          .65%
  EXPENSES BEFORE OFFSETS                 .67% (A)       .65%          .65%
  NET EXPENSES                            .65% (A)       .64%          .64%
NET ASSETS, ENDING (IN THOUSANDS)   $1,230,681     $1,277,935    $1,355,322





     YEARS ENDED
     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
CLASS  O  SHARES                          1997           1996          1995
NET  ASSET  VALUE,  BEGINNING            $1.00          $1.00         $1.00
INCOME  FROM  INVESTMENT  OPERATIONS
  NET INVESTMENT INCOME                   .033           .033          .040
DISTRIBUTIONS  FROM
  NET INVESTMENT INCOME                 (.033)         (.033)        (.040)
NET ASSET VALUE, ENDING                  $1.00          $1.00         $1.00

TOTAL RETURN                              3.38%          3.33%        4.02%
RATIOS  TO  AVERAGE  NET  ASSETS:
  NET INVESTMENT INCOME                   3.32%          3.28%        3.93%
  TOTAL EXPENSES                           .65%           .65%         .62%
  EXPENSES BEFORE OFFSETS                  .65%           .65%         .62%
  NET EXPENSES                             .64%           .64%         .61%
NET ASSETS, ENDING (IN THOUSANDS)    $1,405,350    $1,550,731    $1,740,839

MONEY  MARKET  PORTFOLIO
FINANCIAL  HIGHLIGHTS

                                                     PERIODS ENDED
                                      JUNE 30,   DECEMBER 31,  DECEMBER 31,
INSTITUTIONAL  CLASS/MMP                  2000           1999          1998
NET  ASSET  VALUE,  BEGINNING            $1.00          $1.00         $1.00
INCOME  FROM  INVESTMENT  OPERATIONS
  NET INVESTMENT INCOME                   .020           .033          .035
DISTRIBUTIONS  FROM
  NET INVESTMENT INCOME                 (.020)         (.033)        (.035)
NET  ASSET  VALUE,  ENDING               $1.00          $1.00         $1.00

TOTAL  RETURN                             2.05%          3.39%        3.58%
RATIOS  TO  AVERAGE  NET  ASSETS:
  NET INVESTMENT INCOME                   4.12% (A)      3.36%        3.54%
  TOTAL EXPENSES                           .32% (A)       .31%         .30%
  EXPENSES BEFORE OFFSETS                  .32% (A)       .31%         .30%
  NET EXPENSES                             .30% (A)       .29%         .29%
NET ASSETS, ENDING (IN THOUSANDS)     $262,195       $237,544      $246,967




                                               PERIODS ENDED
                                  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
INSTITUTIONAL  CLASS/MMP              1997          1996          1995^
NET  ASSET  VALUE,  BEGINNING            $1.00          $1.00         $1.00
INCOME  FROM  INVESTMENT  OPERATIONS
  NET INVESTMENT INCOME                   .031           .030          .008
DISTRIBUTIONS  FROM
  NET INVESTMENT INCOME                 (.031)         (.030)        (.008)
NET  ASSET  VALUE,  ENDING               $1.00          $1.00         $1.00

TOTAL  RETURN                            3.12%          2.68%          .79%
RATIOS  TO  AVERAGE  NET  ASSETS:
  NET INVESTMENT INCOME                  3.37%          2.65%      3.19%(A)
  TOTAL EXPENSES                          .63%          1.29%      1.35%(A)
  EXPENSES BEFORE OFFSETS                 .63%          1.29%      1.35%(A)
  NET EXPENSES                            .62%          1.28%      1.34%(A)
NET  ASSETS,  ENDING  (IN  THOUSANDS)  $51,087        $33,160       $41,736

MONEY  MARKET  PORTFOLIO
FINANCIAL  HIGHLIGHTS


                                                PERIODS ENDED
                                             JUNE 30,  DECEMBER 31,
CLASS  T  SHARES                               2000       1999^^
NET  ASSET  VALUE,  BEGINNING                   $1.00         $1.00
INCOME  FROM  INVESTMENT  OPERATIONS
  NET INVESTMENT INCOME                          .018          .025
DISTRIBUTIONS  FROM
  NET INVESTMENT INCOME                        (.018)        (.025)
NET ASSET VALUE, ENDING                         $1.00         $1.00

TOTAL  RETURN*                                  1.77%         2.50%
RATIOS  TO  AVERAGE  NET  ASSETS:
  NET INVESTMENT INCOME                         3.52%(A)   2.90%(A)
  TOTAL EXPENSES                                 .87%(A)    .85%(A)
  EXPENSES BEFORE OFFSETS                        .87%(A)    .85%(A)
  NET EXPENSES                                   .86%(A)    .84%(A)
NET  ASSETS,  ENDING  (IN  THOUSANDS)         $39,469       $37,053

LIMITED-TERM  PORTFOLIO
FINANCIAL  HIGHLIGHTS

                                                PERIODS ENDED
                                      JUNE 30,  DECEMBER 31,   DECEMBER 31,
                                          2000          1999           1998
NET  ASSET  VALUE,  BEGINNING           $10.64        $10.71         $10.70
INCOME  FROM  INVESTMENT  OPERATIONS
  NET INVESTMENT INCOME                    .22           .37            .40
  NET REALIZED AND UNREALIZED GAIN (LOSS)    -         (.07)            .01
  TOTAL FROM INVESTMENT OPERATIONS         .22           .30            .41
DISTRIBUTIONS  FROM
  NET INVESTMENT INCOME                  (.22)         (.37)          (.40)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE
                                             -         (.07)            .01
NET  ASSET  VALUE,  ENDING              $10.64        $10.64         $10.71

TOTAL  RETURN*                            2.10%        2.86%          3.87%
RATIOS  TO  AVERAGE  NET  ASSETS:
  NET INVESTMENT INCOME                4.15%(A)        3.47%          3.70%
  TOTAL EXPENSES                        .72%(A)         .71%           .71%
  EXPENSES BEFORE OFFSETS               .72%(A)         .71%           .71%
  NET EXPENSES                          .70%(A)         .70%           .70%
PORTFOLIO  TURNOVER                         58%          78%            45%
NET ASSETS, ENDING (IN THOUSANDS)      $448,428     $523,743       $547,212



     YEARS ENDED
                                  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                          1997           1996          1995
NET  ASSET  VALUE,  BEGINNING           $10.69         $10.72        $10.59
INCOME  FROM  INVESTMENT  OPERATIONS
  NET INVESTMENT INCOME                    .42            .44           .45
  NET REALIZED AND UNREALIZED GAIN (LOSS)  .01          (.03)           .13
    TOTAL FROM INVESTMENT OPERATIONS       .43            .41           .58
DISTRIBUTIONS  FROM
  NET INVESTMENT INCOME                  (.42)          (.44)         (.45)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE
                                           .01          (.03)           .13
NET  ASSET  VALUE,  ENDING              $10.70         $10.69        $10.72

TOTAL  RETURN*                            4.07%          3.94%        5.55%
RATIOS  TO  AVERAGE  NET  ASSETS:
  NET INVESTMENT INCOME                   3.91%          4.12%        4.21%
  TOTAL EXPENSES                           .70%           .71%         .71%
  EXPENSES BEFORE OFFSETS                  .70%           .71%         .71%
  NET EXPENSES                             .69%           .70%         .70%
PORTFOLIO  TURNOVER                         52%            45%          33%
NET  ASSETS,  ENDING  (IN THOUSANDS)  $490,180       $512,342      $457,707

LONG-TERM  PORTFOLIO
FINANCIAL  HIGHLIGHTS

                                               PERIODS  ENDED
                                     JUNE 30,    DECEMBER 31,  DECEMBER 31,
                                       2000         1999           1998
NET  ASSET  VALUE,  BEGINNING          $15.30          $16.81        $17.28
INCOME  FROM  INVESTMENT  OPERATIONS
  NET INVESTMENT INCOME                   .38             .70           .78
  NET REALIZED AND UNREALIZED GAIN (LOSS) .33          (1.44)           .06
    TOTAL FROM INVESTMENT OPERATIONS      .71           (.74)           .84
DISTRIBUTIONS  FROM
  NET INVESTMENT INCOME                 (.38)           (.70)         (.80)
  NET REALIZED GAINS                        -           (.07)         (.51)
    TOTAL DISTRIBUTIONS                 (.38)           (.77)        (1.31)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE
                                          .33          (1.51)         (.47)
NET  ASSET  VALUE,  ENDING             $15.63          $15.30        $16.81

TOTAL  RETURN  *                         4.68%        (4.52%)         5.01%
RATIOS  TO  AVERAGE  NET  ASSETS:
  NET INVESTMENT INCOME                  4.97%(A)       4.35%         4.58%
  TOTAL EXPENSES                          .91%(A)        .88%          .87%
  EXPENSES BEFORE OFFSETS                 .91%(A)        .88%          .87%
  NET EXPENSES                            .87%(A)        .84%          .84%
PORTFOLIO  TURNOVER                        22%            80%           72%
NET ASSETS, ENDING (IN THOUSANDS)      $49,145       $51,146        $57,677


                                                YEARS ENDED
                                 DECEMBER 31,    DECEMBER 31,  DECEMBER 31,
                                    1997           1996           1995
NET  ASSET  VALUE,  BEGINNING          $16.81          $17.31        $15.83
INCOME  FROM  INVESTMENT  OPERATIONS
  NET INVESTMENT INCOME                   .87             .93           .95
  NET REALIZED AND UNREALIZED GAIN (LOSS) .50           (.46)          1.53
    TOTAL FROM INVESTMENTS               1.37             .47          2.48
DISTRIBUTIONS  FROM
  NET INVESTMENT INCOME                 (.87)           (.95)         (.91)
  NET REALIZED GAINS                    (.03)           (.02)         (.09)
    TOTAL DISTRIBUTIONS                 (.90)           (.97)        (1.00)
TOTAL INCREASE (DECREASE) IN NET ASSET VALUE
                                         .47            (.50)          1.48
NET  ASSET  VALUE,  ENDING            $17.28           $16.81        $17.31

TOTAL  RETURN  *                        8.41%            2.89%       16.05%
RATIOS  TO  AVERAGE  NET  ASSETS:
  NET INVESTMENT INCOME                 5.16%            5.50%        5.71%
  TOTAL EXPENSES                         .87%             .89%         .87%
  EXPENSES BEFORE OFFSETS                .87%             .89%         .87%
  NET EXPENSES                           .85%             .86%         .85%
PORTFOLIO  TURNOVER                       41%              41%          58%
NET ASSETS, ENDING (IN THOUSANDS)    $50,966          $52,945       $57,359

(A) ANNUALIZED
* TOTAL RETURN IS NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR AND DOES NOT REFLECT DEDUCTION OF CLASS A FRONT-END SALES CHARGE.
^  FROM  OCTOBER  2,  1995  INCEPTION.
^^  FROM  MARCH  1,  1999  INCEPTION.

CALVERT
TAX-FREE
RESERVES






THIS  REPORT  IS  INTENDED  TO  PROVIDE  FUND
INFORMATION  TO
SHAREHOLDERS.  IT  IS  NOT  AUTHORIZED  FOR
DISTRIBUTION  TO
PROSPECTIVE  INVESTORS  UNLESS  PRECEDED  OR  ACCOMPANIED  BY  A  PROSPECTUS.








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TAX-EXEMPT  MONEY  MARKET  FUNDS
CTFR  MONEY  MARKET  PORTFOLIO
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TAXABLE  MONEY  MARKET  FUNDS
FIRST  GOVERNMENT  MONEY  MARKET  FUND
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